N-6	May 01, 2025 USD ($) yr Rate
Prospectus:
Document Type	N-6
Entity Registrant Name	SYMETRA SEPARATE ACCOUNT SL
Entity Central Index Key	0000806180
Entity Investment Company Type	N-6
Document Period End Date	Apr. 29, 2025
Amendment Flag	false
Item 2. Key Information [Line Items]
Fees and Expenses [Text Block]

FEES AND EXPENSES
Charges for Early Withdrawals
We will deduct a surrender charge if You surrender Your Policy during the first nine (9) Policy Years.
The surrender charge is assessed per $1,000 of Initial Specified Amount.  The maximum surrender charge is $57.96 per $1,000 of Initial Specified Amount.  If You surrender Your Policy during the first nine (9) Policy Years, You could pay a surrender charge of up to $5,796 on a $100,000 Initial Specified
Amount.
Upon each withdrawal, We may charge a $25.00 Withdrawal Processing Fee.  This charge is currently waived.

For more information, see SURRENDER CHARGE.
Transaction Charges
In addition to surrender charges, You may also be charged for other transactions.
A Premium Charge will apply to each premium made to Your Policy.
A Transfer Processing Fee of $25 may apply upon each transfer in excess of 24 transfers in a Policy
Year.  This charge is currently waived.

For more information, see CHARGES AND FEES.
Ongoing Fees and Expenses (Annual Charges)
In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits available under the Policy.  These fees and expenses are set based on characteristics of the insured such as Attained Age, Issue Age, Risk Class of the Insured, and if permitted by state law, sex.  Interest on any Policy loans is not reflected. You should view the
Policy specifications page of Your Policy for rates applicable to Your Policy.
You will also bear expenses associated with the Funds made available under the Policy.  For the fiscal year ended December 31, 2024, the minimum and maximum total operating expenses were as follows:

	Annual Fees	Minimum Maximum
	Fund Fees and Expenses	0.09% 0.34%
For more information, see CHARGES AND FEES.

Charges for Early Withdrawals [Text Block]
We will deduct a surrender charge if You surrender Your Policy during the first nine (9) Policy Years.
The surrender charge is assessed per $1,000 of Initial Specified Amount.  The maximum surrender charge is $57.96 per $1,000 of Initial Specified Amount.  If You surrender Your Policy during the first nine (9) Policy Years, You could pay a surrender charge of up to $5,796 on a $100,000 Initial Specified
Amount.
Upon each withdrawal, We may charge a $25.00 Withdrawal Processing Fee.  This charge is currently waived.

Surrender Charge Phaseout Period, Years | yr	9
Surrender Charge Example Maximum [Dollars]	$ 5,796
Transaction Charges [Text Block]
In addition to surrender charges, You may also be charged for other transactions.
A Premium Charge will apply to each premium made to Your Policy.
A Transfer Processing Fee of $25 may apply upon each transfer in excess of 24 transfers in a Policy
Year. This charge is currently waived.
Ongoing Fees and Expenses [Table Text Block]

FEES AND EXPENSES
Charges for Early Withdrawals
We will deduct a surrender charge if You surrender Your Policy during the first nine (9) Policy Years.
The surrender charge is assessed per $1,000 of Initial Specified Amount.  The maximum surrender charge is $57.96 per $1,000 of Initial Specified Amount.  If You surrender Your Policy during the first nine (9) Policy Years, You could pay a surrender charge of up to $5,796 on a $100,000 Initial Specified
Amount.
Upon each withdrawal, We may charge a $25.00 Withdrawal Processing Fee.  This charge is currently waived.

For more information, see SURRENDER CHARGE.
Transaction Charges
In addition to surrender charges, You may also be charged for other transactions.
A Premium Charge will apply to each premium made to Your Policy.
A Transfer Processing Fee of $25 may apply upon each transfer in excess of 24 transfers in a Policy
Year.  This charge is currently waived.

For more information, see CHARGES AND FEES.
Ongoing Fees and Expenses (Annual Charges)
In addition to surrender charges and transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses, including fees and expenses covering the cost of insurance under the Policy and the cost of optional benefits available under the Policy.  These fees and expenses are set based on characteristics of the insured such as Attained Age, Issue Age, Risk Class of the Insured, and if permitted by state law, sex.  Interest on any Policy loans is not reflected. You should view the
Policy specifications page of Your Policy for rates applicable to Your Policy.
You will also bear expenses associated with the Funds made available under the Policy.  For the fiscal year ended December 31, 2024, the minimum and maximum total operating expenses were as follows:

	Annual Fees	Minimum Maximum
	Fund Fees and Expenses	0.09% 0.34%
For more information, see CHARGES AND FEES.

Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.09%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.34%
Investment Options Footnotes [Text Block]	For more information, see CHARGES AND FEES.
Risks [Table Text Block]

RISKS
Risk of Loss	You may lose money by investing in the Policy.
For more information see PRINCIPAL RISKS OF INVESTING IN THE POLICY.
Not a Short-Term Investment
The Policy is not suitable as a short-term savings vehicle and, therefore, may not be the right kind of policy if You plan to withdraw money or surrender the Policy for short term needs. You may pay substantial charges if You surrender Your Policy.

For more information see PRINCIPAL RISKS OF INVESTING IN THE POLICY.
Risks Associated with Investment Options
Investment in the Policy is subject to the risk of poor investment performance of the Funds and can vary depending on the performance of the Funds available under the Policy.  Each Fund and the Fixed
Account has its own unique risk.  You should review these investment options before making an investment decision.

For more information see PRINCIPAL RISKS OF INVESTING IN THE POLICY.
Insurance Company Risks
Investment in the Policy is subject to the risks related to Symetra Life.  Any obligations, including obligations related to the Fixed Account, guarantees and benefits provided for under the Policy are subject to Our financial strength and claims paying ability.  More information about Us, including Our financial strength ratings, is available upon request by calling 1-800-796-3872, or visiting Us at
www.symetra.com/regulatoryreports.

For more information, see PRINCIPAL RISKS OF INVESTING IN THE POLICY and THE GENERAL ACCOUNT.

RISKS
Policy Lapse
The Policy will Lapse if the Net Surrender Value is not sufficient to cover the Monthly Deduction due and the Policy is not in a No Lapse Guarantee Period.  This could happen due to poor Subaccount investment performance, withdrawals, and unpaid loans and loan interest.  The  Death Benefit will not be paid if a Policy Lapses.
We will reinstate a Lapsed Policy only if our requirements for reinstatement are satisfied, including as to continued insurability of the Insured Person, and You will incur costs in connection with any reinstatement.

For more information, see POLICY LAPSE AND REINSTATEMENT.

Investment Restrictions [Text Block]
You may allocate amounts under the Policy to one or more of the Subaccounts and to the Fixed
Account.
We reserve the right to add, combine, restrict, or remove any Subaccount as an investment option under Your Policy.  We further reserve the right to restrict or remove the Fixed Account as an investment option available under the Policy.
Optional Benefit Restrictions [Text Block]
Accelerated Death Benefit for Chronic Illness Plus Rider
This rider may not be exercised if You have exercised the Accelerated Death Benefit for Terminal
Illness Rider.  We may modify or stop offering this rider at any time.
Charitable Giving Benefit Rider
This rider is only available for Policies with a Specified Amount greater than $100,000.  We may modify or stop offering this rider at any time.
Overloan Lapse Protection Rider
This rider is only exercisable after Attained Age 75 and once the Policy has been in force for 15 completed Policy Years.  Your Policy must utilize the Guideline Premium Test for Life Insurance and cannot be a Modified Endowment Contract at the time of exercise.  Once exercised, Your Variable
Policy Value will be transferred to the Fixed Account.  We may modify or stop offering this rider at any time.
Supplemental Protection Rider
This rider is only available at the time of Policy issue.  We may modify or stop offering this rider at any time.
Surrender Value Enhancement Rider
This rider is only available at the time of Policy issue.  We may modify or stop offering this rider at any time.
Waiver of Monthly Deductions Rider
This rider is only available if total disability, as defined in the rider, begins prior to Attained Age 65 and has existed continuously for at least 6 months. We may modify or stop offering this rider at any time.
Tax Implications [Text Block]
You should consult a competent tax professional before purchasing the Policy to determine the tax implications of an investment in the Policy.

Withdrawals may be subject to ordinary income tax and may be subject to additional taxes.
Lapse of a Policy on which there is an outstanding loan may have adverse tax consequences.
Investment Professional Compensation [Text Block]
Investment professionals who solicit sales of the policies receive a portion of the commission payable to the broker-dealer firm, depending on the agreement between the broker-dealer and the investment professional.  We pay commissions as a percentage of premiums invested in the Policy.
An investment professional may receive different compensation for selling different investment products and may have a financial incentive to offer or recommend the Policy over another investment product.

Exchanges [Text Block]
An investment professional may have a financial incentive to offer You a new policy in the place of a policy You already own.
You should not exchange this Policy for a new one unless You determine, after comparing the features fees and risks of both policies, that the exchange is preferable for You.

Item 4. Fee Table [Text Block]	The following tables describe the fees and charges that You will pay (directly or indirectly) when buying, owning and surrendering or making withdrawals from Your Policy.  If the amount of the charge depends on the personal characteristics of the Insured, the fee table lists the minimum and maximum charges We assess under the Policy, as well as the fees and charges of a typical Insured, with the characteristics set forth in the table.  These fees and charges may not be typical of the fees and charges that You will pay.  Please refer to Your Policy for information about the specific fees You will pay each year based on the options You have elected.
The first table describes the fees and charges that You will pay at the time You buy the Policy, pay premiums, make withdrawals from the Policy, surrender the Policy, or transfer Policy Value among the Subaccounts and (if available) the Fixed
Account.
TRANSACTION FEES

Charge	When Charge is Deducted	Amount Deducted
PREMIUM CHARGE Guaranteed Maximum Charge	Upon payment of each premium	20%
PREMIUM TAXES	Upon payment of each premium	3.5%
SURRENDER CHARGE (1)(2)	At the time of any surrender during the first 9 Policy Years
Minimum and Maximum Charge		Minimum charge is $3.78 and maximum charge is $57.96 per $1,000 of Initial Specified Amount
Charge for 45-year old Male Super Preferred Non-Tobacco user (3)		Charge is $37.39 per $1,000 of Initial Specified Amount
WITHDRAWAL PROCESSING FEE (4)	Upon each withdrawal	$25
TRANSFER PROCESSING FEE (4)	Upon each transfer in excess of 24 transfers in a Policy Year	$25
ADDITIONAL ILLUSTRATION CHARGE (4)	Upon request for more than one illustration in a Policy Year	$25
(1) A surrender charge is deducted if the Owner surrenders the Policy during the first 9 Policy Years. This charge varies by Policy duration and the Issue Age, and if permitted by state law, the sex of the Insured.
(2)If You have elected the Surrender Value Enhancement Rider, an  alternate Surrender Charge schedule will apply.  See the
Periodic Charges Other Than Annual Fund Expenses below.
(3)The rates shown are for a 45-year-old male super preferred non-tobacco user for the first Policy Year only.  The rates will change each Policy Year thereafter to reflect the Insured’s Attained Age.  For more information on the rate that would apply to
You, please contact Your investment professional or Us at our Administrative Office.
(4)The charge shown is the maximum charge.  This charge is currently waived.
The next table describes the fees and charges that You will pay periodically during the time that You own the Policy, not including Fund fees and expenses.
PERIODIC CHARGES OTHER THAN ANNUAL FUND EXPENSES

Charge	When Charge is Deducted	Amount Deducted
BASE POLICY CHARGE
Cost of Insurance (without extra ratings) (1)(2)	On the Policy Date and on each Monthly Anniversary Day
Minimum and Maximum Charge		Minimum charge is $0.01 and maximum charge is $83.33 per $1,000 of Net Amount at Risk
Charge for 45-year-old Male Super Preferred Non-Tobacco user (3)		Charge is $0.21 per $1,000 of Net Amount at Risk
Variable Policy Value Charge (As a % of Variable Policy Value)	On the Policy Date and on each Monthly Anniversary Day	For All Policy Years: 0.1% of Variable Policy Value
Expense Charge	On the Policy Date and on each Monthly Anniversary Day

Charge	When Charge is Deducted	Amount Deducted
Minimum and Maximum Charge		Minimum charge is $0.21 and maximum charge is $8.83 per $1,000 of Initial Specified Amount
Charge for 45-year-old Male Super Preferred Non-Tobacco user (3)		Charge is $1.28 per $1,000 of Initial Specified Amount
Administrative Charge Guaranteed Maximum Charge	On the Policy Date and on each Monthly Anniversary Day	$60
OPTIONAL BENEFIT CHARGES
Accelerated Death Benefit for Chronic Illness Plus Rider	On the Policy Date and on each Monthly Anniversary Day
Minimum and Maximum Charge		Minimum charge is $0.00 and maximum charge is $22.65 per $1,000 of Net Amount at Risk
Charge for 45-year-old Male Super Preferred Non-Tobacco user (3)	For Policy Year 1	Charge is $0.13 per $1,000 of Net Amount at Risk
Overloan Lapse Protection Rider	At the time of exercise
Minimum and Maximum Charge		Minimum charge is 4.50% and maximum charge is 5.00% of Policy Value at the time of exercise
Charge for 45-year-old Male Super Preferred Non-Tobacco user (3)	At Attained Age 75	Charge is 4.50% of Policy Value at the time of exercise
Supplemental Protection Rider	On the Policy Date and on each Monthly Anniversary Day
Minimum and Maximum Charge		Minimum charge is $0.1 and maximum charge is $83.33 per $1,000 of Net Amount of Risk
Charge for 45-year-old Male Super Preferred Non-Tobacco user (3)		Charge is $0.21 per $1,000 Net Amount of Risk
Surrender Value Enhancement Rider	On the Policy Date	$500
Surrender Charge under the Surrender Value Enhancement Rider	At the time of any surrender during the first 9 Policy Years
Minimum and Maximum Charge		Minimum charge is $1.95 and maximum charge is $39.96 per $1,000 of Initial Specified Amount
Charge for 45-year-old Male Super Preferred Non-Tobacco user (3)		Charge is $3.73 per $1,000 of Initial Specified Amount
Waiver of Monthly Deduction Rider	On the Policy Date and on each Monthly Anniversary Day
Minimum and Maximum Charge		Minimum charge is $0.60 and maximum charge is $34.30 per $100 of benefit amount
Charge for 45-year-old Male Super Preferred Non-Tobacco user (3)		Charge is $8.46 per $100 of benefit amount
(1)Current cost of insurance rates vary and may change based on a number of factors.  See “Monthly Cost of Insurance Charge” in
CHARGES AND FEES.  The cost of insurance charges shown in the table likely do not represent the charges You will pay.  For more information on the cost of insurance charge that would apply to You, please contact Your investment professional or Us at our
Administrative Office.
(2) We may place an Insured in a substandard Risk Class with extra ratings that reflect higher mortality risks and that result in higher cost of insurance rates.  For certain Risk Classes, We may add a surcharge to the cost of insurance rates.
(3) The rates shown are for a 45-year-old male super preferred non-tobacco user for the first Policy Year on Face Amounts over $1 million.  The rates will change each Policy Year thereafter to reflect the Insured’s Attained Age.  For more information on the rate that would apply to You, please contact Your investment professional or Us at our Administrative Office.
ANNUAL FUND EXPENSES
The Total Annual Fund Expense Table shows the minimum and maximum total operating expenses (before any fee waiver or expense reimbursement) charged by any of the Funds that You may pay periodically during the time You own a Policy.  These expenses may be different in the future.  A complete list of Funds available under the Policy, including their annual expenses, may be found at the back of this document in APPENDIX A: FUNDS AVAILABLE UNDER THE POLICY.

Total Annual Fund Expenses	Minimum	Maximum
Total Annual Fund Expenses (total of all expenses that are deducted from Fund assets, including management fees, distribution (12b-1) fees and other expenses)	0.09%	0.34%

Transaction Expenses [Table Text Block]

Charge	When Charge is Deducted	Amount Deducted
PREMIUM CHARGE Guaranteed Maximum Charge	Upon payment of each premium	20%
PREMIUM TAXES	Upon payment of each premium	3.5%
SURRENDER CHARGE (1)(2)	At the time of any surrender during the first 9 Policy Years
Minimum and Maximum Charge		Minimum charge is $3.78 and maximum charge is $57.96 per $1,000 of Initial Specified Amount
Charge for 45-year old Male Super Preferred Non-Tobacco user (3)		Charge is $37.39 per $1,000 of Initial Specified Amount
WITHDRAWAL PROCESSING FEE (4)	Upon each withdrawal	$25
TRANSFER PROCESSING FEE (4)	Upon each transfer in excess of 24 transfers in a Policy Year	$25
ADDITIONAL ILLUSTRATION CHARGE (4)	Upon request for more than one illustration in a Policy Year	$25
(1) A surrender charge is deducted if the Owner surrenders the Policy during the first 9 Policy Years. This charge varies by Policy duration and the Issue Age, and if permitted by state law, the sex of the Insured.
(2)If You have elected the Surrender Value Enhancement Rider, an  alternate Surrender Charge schedule will apply.  See the
Periodic Charges Other Than Annual Fund Expenses below.
(3)The rates shown are for a 45-year-old male super preferred non-tobacco user for the first Policy Year only.  The rates will change each Policy Year thereafter to reflect the Insured’s Attained Age.  For more information on the rate that would apply to
You, please contact Your investment professional or Us at our Administrative Office.
(4)The charge shown is the maximum charge. This charge is currently waived.
Sales Load, Description [Text Block]	PREMIUM CHARGE Guaranteed Maximum Charge
Sales Load, When Deducted [Text Block]	Upon payment of each premium
Sales Load (of Premium Payments), Maximum [Percent]	20.00%
Premium Taxes, Description [Text Block]	PREMIUM TAXES
Premium Taxes, When Deducted [Text Block]	Upon payment of each premium
Premium Taxes (of Premium Payments), Current [Percent]	3.50%
Deferred Sales Charge, Description [Text Block]	SURRENDER CHARGE (1)(2)
Deferred Sales Charge, When Deducted [Text Block]	At the time of any surrender during the first 9 Policy Years
Deferred Sales Load, Maximum [Dollars]	$ 57.96
Deferred Sales Load, Minimum [Dollars]	$ 3.78
Deferred Sales Load, Footnotes [Text Block]
Charge for 45-year old Male Super
Preferred Non-Tobacco user (3)
Charge  is $37.39 per $1,000 of Initial
Specified Amount
(1) A surrender charge is deducted if the Owner surrenders the Policy during the first 9 Policy Years. This charge varies by Policy duration and the Issue Age, and if permitted by state law, the sex of the Insured.
(2)If You have elected the Surrender Value Enhancement Rider, an  alternate Surrender Charge schedule will apply.  See the
Periodic Charges Other Than Annual Fund Expenses below.
(3)The rates shown are for a 45-year-old male super preferred non-tobacco user for the first Policy Year only.  The rates will change each Policy Year thereafter to reflect the Insured’s Attained Age.  For more information on the rate that would apply to
You, please contact Your investment professional or Us at our Administrative Office.

Other Surrender Fees, Description [Text Block]	WITHDRAWAL PROCESSING FEE (4)
Other Surrender Fees, When Deducted [Text Block]	Upon each withdrawal
Other Surrender Fees, Maximum [Dollars]	$ 25
Other Surrender Fees, Footnotes [Text Block]	(4)The charge shown is the maximum charge. This charge is currently waived.
Transfer Fees, Description [Text Block]	TRANSFER PROCESSING FEE (4)
Transfer Fees, When Deducted [Text Block]	Upon each transfer in excess of 24 transfers in a Policy Year
Transfer Fee, Maximum [Dollars]	$ 25
Transfer Fee, Footnotes [Text Block]	(4)The charge shown is the maximum charge. This charge is currently waived.
Other Transaction Fee, Description [Text Block]	ADDITIONAL ILLUSTRATION CHARGE (4)
Other Transaction Fee, When Deducted [Text Block]	Upon request for more than one illustration in a Policy Year
Other Transaction Fee, Maximum [Dollars]	$ 25
Other Transaction Fee (of Other Amount), Footnotes [Text Block]	(4)The charge shown is the maximum charge. This charge is currently waived.
Periodic Charges [Table Text Block]

Charge	When Charge is Deducted	Amount Deducted
BASE POLICY CHARGE
Cost of Insurance (without extra ratings) (1)(2)	On the Policy Date and on each Monthly Anniversary Day
Minimum and Maximum Charge		Minimum charge is $0.01 and maximum charge is $83.33 per $1,000 of Net Amount at Risk
Charge for 45-year-old Male Super Preferred Non-Tobacco user (3)		Charge is $0.21 per $1,000 of Net Amount at Risk
Variable Policy Value Charge (As a % of Variable Policy Value)	On the Policy Date and on each Monthly Anniversary Day	For All Policy Years: 0.1% of Variable Policy Value
Expense Charge	On the Policy Date and on each Monthly Anniversary Day

Charge	When Charge is Deducted	Amount Deducted
Minimum and Maximum Charge		Minimum charge is $0.21 and maximum charge is $8.83 per $1,000 of Initial Specified Amount
Charge for 45-year-old Male Super Preferred Non-Tobacco user (3)		Charge is $1.28 per $1,000 of Initial Specified Amount
Administrative Charge Guaranteed Maximum Charge	On the Policy Date and on each Monthly Anniversary Day	$60
OPTIONAL BENEFIT CHARGES
Accelerated Death Benefit for Chronic Illness Plus Rider	On the Policy Date and on each Monthly Anniversary Day
Minimum and Maximum Charge		Minimum charge is $0.00 and maximum charge is $22.65 per $1,000 of Net Amount at Risk
Charge for 45-year-old Male Super Preferred Non-Tobacco user (3)	For Policy Year 1	Charge is $0.13 per $1,000 of Net Amount at Risk
Overloan Lapse Protection Rider	At the time of exercise
Minimum and Maximum Charge		Minimum charge is 4.50% and maximum charge is 5.00% of Policy Value at the time of exercise
Charge for 45-year-old Male Super Preferred Non-Tobacco user (3)	At Attained Age 75	Charge is 4.50% of Policy Value at the time of exercise
Supplemental Protection Rider	On the Policy Date and on each Monthly Anniversary Day
Minimum and Maximum Charge		Minimum charge is $0.1 and maximum charge is $83.33 per $1,000 of Net Amount of Risk
Charge for 45-year-old Male Super Preferred Non-Tobacco user (3)		Charge is $0.21 per $1,000 Net Amount of Risk
Surrender Value Enhancement Rider	On the Policy Date	$500
Surrender Charge under the Surrender Value Enhancement Rider	At the time of any surrender during the first 9 Policy Years
Minimum and Maximum Charge		Minimum charge is $1.95 and maximum charge is $39.96 per $1,000 of Initial Specified Amount
Charge for 45-year-old Male Super Preferred Non-Tobacco user (3)		Charge is $3.73 per $1,000 of Initial Specified Amount
Waiver of Monthly Deduction Rider	On the Policy Date and on each Monthly Anniversary Day
Minimum and Maximum Charge		Minimum charge is $0.60 and maximum charge is $34.30 per $100 of benefit amount
Charge for 45-year-old Male Super Preferred Non-Tobacco user (3)		Charge is $8.46 per $100 of benefit amount
(1)Current cost of insurance rates vary and may change based on a number of factors.  See “Monthly Cost of Insurance Charge” in
CHARGES AND FEES.  The cost of insurance charges shown in the table likely do not represent the charges You will pay.  For more information on the cost of insurance charge that would apply to You, please contact Your investment professional or Us at our
Administrative Office.
(2) We may place an Insured in a substandard Risk Class with extra ratings that reflect higher mortality risks and that result in higher cost of insurance rates.  For certain Risk Classes, We may add a surcharge to the cost of insurance rates.
(3) The rates shown are for a 45-year-old male super preferred non-tobacco user for the first Policy Year on Face Amounts over $1 million.  The rates will change each Policy Year thereafter to reflect the Insured’s Attained Age.  For more information on the rate that would apply to You, please contact Your investment professional or Us at our Administrative Office.

Insurance Cost, Description [Text Block]	Cost of Insurance (without extra ratings) (1)(2)
Insurance Cost, When Deducted [Text Block]	On the Policy Date and on each Monthly Anniversary Day
Insurance Cost, Representative Investor [Text Block]
Charge is $0.21 per $1,000 of Net
Amount at Risk
(3) The rates shown are for a 45-year-old male super preferred non-tobacco user for the first Policy Year on Face Amounts over $1 million.  The rates will change each Policy Year thereafter to reflect the Insured’s Attained Age.  For more information on the rate that would apply to You, please contact Your investment professional or Us at our Administrative Office.

Insurance Cost, Maximum [Dollars]	$ 83.33
Insurance Cost, Minimum [Dollars]	$ 0.01
Insurance Cost, Footnotes [Text Block]	(1)Current cost of insurance rates vary and may change based on a number of factors. See “Monthly Cost of Insurance Charge” in
CHARGES AND FEES.  The cost of insurance charges shown in the table likely do not represent the charges You will pay.  For more information on the cost of insurance charge that would apply to You, please contact Your investment professional or Us at our
Administrative Office.
(2) We may place an Insured in a substandard Risk Class with extra ratings that reflect higher mortality risks and that result in higher cost of insurance rates.  For certain Risk Classes, We may add a surcharge to the cost of insurance rates.

Annual Maintenance Fee, Description [Text Block]	Variable Policy Value Charge (As a % of Variable Policy Value)
Annual Maintenance Fee, When Deducted [Text Block]	On the Policy Date and on each Monthly Anniversary Day
Annual Maintenance Fee (of Policy Value), Current [Percent] | Rate	10.00%
Expense Risk Fees, Description [Text Block]	Expense Charge
Expense Risk Fees, When Deducted [Text Block]	On the Policy Date and on each Monthly Anniversary Day
Expense Risk Fees, Representative Investor [Text Block]
Charge is $1.28 per $1,000 of Initial
Specified Amount
(3) The rates shown are for a 45-year-old male super preferred non-tobacco user for the first Policy Year on Face Amounts over $1 million.  The rates will change each Policy Year thereafter to reflect the Insured’s Attained Age.  For more information on the rate that would apply to You, please contact Your investment professional or Us at our Administrative Office.

Expense Risk Fees, Maximum [Dollars]	$ 8.83
Expense Risk Fees, Minimum [Dollars]	$ 0.21
Administrative Expenses, Description [Text Block]	Administrative Charge Guaranteed Maximum Charge
Administrative Expenses, When Deducted [Text Block]	On the Policy Date and on each Monthly Anniversary Day
Administrative Expense, Maximum [Dollars]	$ 60
Annual Portfolio Company Expenses [Table Text Block]

Total Annual Fund Expenses	Minimum	Maximum
Total Annual Fund Expenses (total of all expenses that are deducted from Fund assets, including management fees, distribution (12b-1) fees and other expenses)	0.09%	0.34%

Portfolio Company Expenses [Text Block]	Total Annual Fund Expenses (total of all expenses that are deducted from Fund assets, including management fees, distribution (12b-1) fees and other expenses)
Item 5. Principal Risks [Table Text Block]	POLICY RISKS
Investment Risk.  You may allocate Your Policy Value to one or more of the Subaccounts, each of which invests in a designated
Fund. Depending upon market conditions, You can make or lose Policy Value in any of these Subaccounts; Your Policy Value will increase or decrease as a result of investment performance. If investment performance is very poor, You could lose everything that You invest and Your Policy could Lapse without value.  There is no assurance that any Fund will achieve its stated objective.
Risk of Lapse.  Net Premiums that do not offset prior Monthly Deductions, poor Subaccount investment performance, withdrawals, and unpaid loans and loan interest, may cause a Policy to Lapse, which means that You will no longer have insurance coverage. If the Overloan Lapse Protection Rider is exercised, Your Policy will not lapse due to insufficient Policy
Value as long as the requirements of that Rider are met.  If You have elected the Waiver of Monthly Deductions Rider, We will waive the Monthly Deductions while the Insured is totally disabled, as defined in the rider.  This will help ensure that the Policy does not lapse during a period of  total disability.  Unless Your Policy is in a No Lapse Guarantee Period, Your Policy will remain in force only as long as the Net Surrender Value is sufficient to cover Your Monthly Deductions.  A Policy Lapse may have adverse tax consequences.
Risk of Withdrawals or Surrender.  The Policy is designed to help meet long-term financial objectives by paying a Death
Benefit to the named Beneficiary(ies). The Policy is not suitable as a short-term savings vehicle and, therefore, may not be the right kind of policy if You plan to withdraw money or surrender the Policy for short-term needs. You may pay substantial charges or additional taxes if You surrender or make withdrawals from Your Policy. Please discuss Your insurance needs and financial objectives with Your investment professional.
Risk of an Increase in Current Fees and Charges.  Certain fees and charges are currently assessed at less than their guaranteed maximum levels.  In the future, these charges may be increased up to the guaranteed maximum levels.  If fees and charges are increased, You may need to increase the amount and/or frequency of premiums to keep the Policy in force.
Because of its fees and charges, it may not provide as great a growth in Policy Value as some other variable universal life insurance policies on the market today.
Risk of Loans.  There are risks involved in taking a Policy loan, including possible adverse tax consequences.  For example, if
Your Policy is a “Modified Endowment Contract” (MEC), the loan may be taxable and may be subject to a 10% additional tax. If a loan is outstanding and Your Policy Lapses, the amount of any unpaid loans will be treated as a distribution and will be taxable to the extent of gain in the Policy.  See “Modified Endowment Contracts” in TAXES for more information.  You should consult a tax professional before taking out a Policy loan.
Risks of Limited Access to Cash Value.  Withdrawals are not available in the first Policy Year; however, full surrenders are permitted. We reserve the right to reject a withdrawal request that would cause the Specified Amount of a Policy to be reduced below a minimum amount shown in Your Policy.  The minimum withdrawal is $250 and the maximum withdrawal is Your Net
Surrender Value minus three months' worth of Policy charges.  There may be little to no cash value available for loans and withdrawals in the Policy’s early years.
Risk of Adverse Tax Consequences. Certain transactions (including, but not limited to, withdrawals, surrenders and loans)
may lead to a taxable event.  Under certain circumstances, Your Policy may become a MEC. Under federal tax law, loans, collateral assignments, withdrawals, and other pre-death distributions received from a MEC Policy are taxed as income first and recovery of cost basis, second.  Also, distributions includable in income received before You attain age 59½ may be subject to a
10% additional tax.  Existing tax laws that benefit this Policy may change at any time.
Risk of Limits Imposed on Transfers.  We do not currently charge for transfers, but We reserve the right to charge up to $25 per transfer, after the first 24 transfers in a Policy Year.  We have adopted procedures to limit excessive transfer activity.  In addition, each Fund may restrict or refuse certain transfers among, or purchases of shares in their Portfolios as a result of certain market timing activities.  You should read each Fund’s prospectus for more details.  The minimum amount You may transfer is $100.  If, after the transfer, the amount remaining in the Subaccount(s) or the Fixed Account would be less than the minimum amount that may be transferred, We reserve the right to transfer the entire Subaccount Value or Fixed Policy Value instead of the requested amount.  The maximum amount an Owner may transfer from the Fixed Account each Policy Year after the first Policy Year is the greater of (i) 25% of the Fixed Policy Value measured on the preceding Policy Anniversary and (ii) the total dollar amount transferred from the Fixed Account in the immediately preceding Policy Year.  Due to this limit, it could take a number of years to fully transfer or withdraw a current balance from the Fixed Account.  We may also limit the number of investment options to which You may transfer cash value, and, under certain conditions, We may have to approve transfers to the Fixed Account.
Risks Associated with Cyber Security.  We rely heavily on interconnected computer systems and digital data to conduct Our variable product business activities.  Because Our variable product business is highly dependent upon the effective operation of
Our computer systems and those of Our business partners, Our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (hardware and software malfunctions) and cyber-attacks.  These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, and unauthorized release of confidential customer information.
For instance, cyber-attacks may: interfere with Our processing of Policy transactions, including the processing of orders from
Our website or with the Funds; cause the release and possible destruction of confidential customer or business information;
impede order processing; subject Us and/or Our service providers and intermediaries to regulatory fines and financial losses;
and/or cause reputational damage.  Cyber security risks may also affect the Funds.  Also, the risk of cyberattacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine) and the responses by the United States and other governments.
Risks Associated with the Company.  Investment in the Policy is subject to the risks related to Symetra Life.  Any obligations, including obligations related to the Fixed Account, guarantees, and benefits provided for under the Policy are subject to Our financial strength and claims paying ability.  The assets of Our General Account support Our insurance and annuity obligations and are subject to Our general liabilities from business operations and to claims by Our creditors.  Policy Value in the Fixed
Account, plus any guarantees under the Policy that exceed Your Policy Value (such as those that may be associated with the
Death Benefit), are paid from Our General Account.  We maintain a minimum amount of capital in excess of assets that offset reserves, which acts as a cushion in the event that We suffer financial impairment, based on certain risks in Our operations.
For the Company, such risks include those associated with losses that We may incur as the result of defaults on the payment of interest or principal on assets held in Our General Account, which include bonds, loans secured by mortgages, and equity securities, as well as the loss in value of these investments resulting from a loss in their market value.

Item 10. Standard Death Benefits (N-6) [Table Text Block]	DEATH BENEFIT PROCEEDS
Upon receipt of Due Proof of Death of the Insured while the Policy is in force, We will pay the Death Benefit Proceeds to the primary Beneficiary(ies), if living, or to a Contingent Beneficiary. If no primary Beneficiary or Contingent Beneficiary survives the
Insured, We will pay the Death Benefit Proceeds to the Owner or the Owner’s estate. We will pay the Death Benefit in a single sum or under a payment option provided under the Policy that the Owner or the Beneficiary(ies) select(s). See “Settlement
Options” in OTHER INFORMATION ABOUT THE POLICY.
Proof of Death acceptable to Us may consist of a certified copy of a death record, a certified copy of a court decree reciting a finding of death, or any other proof satisfactory to Us.
The Death Benefit Proceeds equal:
•The Death Benefit; plus
•Any Death Benefit under any rider to the Policy; minus
•Any liens; minus
•Any Loan Amount; minus
•Any unpaid Monthly Deductions if the Insured dies during the Grace Period.
We may further adjust the amount of the Death Benefit if We contest the Policy based on Your misstatement of the Insured's Age and/or, if permitted by state law, sex.
We will pay interest on the Death Benefit Proceeds from the date of death to the date of payment. Interest will accrue at the Two
Year Treasury Constant Maturity Rate as published by the Federal Reserve. We will pay additional interest at an annual rate of
10% starting thirty-one (31) days following the latest of (1), (2) or (3) below until the date the Death Benefit Proceeds are paid.
1.The date We receive Due Proof of Death at Our Administrative Office;
2.The date We receive sufficient information to determine Our liability, the extent of the liability, and the person(s) entitled to the Death Benefit Proceeds; or
3.The date that legal impediments to payment of the Death Benefit Proceeds that depend on actions of parties other than
Symetra Life such as the establishment of guardianship and conservatorships, the appointment and qualification of trustees, and the submission of information necessary to satisfy state and federal reporting obligations are removed to
Our satisfaction.
DEATH BENEFIT OPTIONS
If the Insured dies while the Policy is in force, We will pay a Death Benefit to the Beneficiary.  You select Your Policy’s initial amount of insurance coverage, its Initial Specified Amount, and Death Benefit option "A", "B" or "C" on Your application.
Death Benefit Option "A".  The Death Benefit is the greater of the Specified Amount on the date of the Insured’s death or the applicable “corridor” percentage of the Policy Value as of the Insured’s date of death, as shown in Your Policy. The amount of the Death Benefit is as of the Insured's date of death. We also refer to the applicable corridor percentage as the
“Death Benefit factor,” and that concept is explained in detail under the section “OWNERSHIP RIGHTS—Tax Compliance
Test.”

Death Benefit Option "B". The Death Benefit is the greater of the Specified Amount plus the Policy Value on the date of the Insured’s death, or the Policy Value on the date of the Insured's death multiplied by the applicable “corridor” percentage of the Policy Value, as shown in Your Policy.
Death Benefit Option "C".  The Death Benefit is the greater of (1) or (2) where:
(1) is equal to:
•the Specified Amount on the date of the Insured’s death; plus
•the sum of the premiums paid; minus
•the sum of withdrawals, and any applicable charges taken.
The total of (1) will never be greater than the Option "C" Death Benefit Limit as shown in Your Policy.
(2) is equal to:
•The Policy Value on the date of the Insured's death multiplied by the applicable “corridor” percentage of the
Policy Value, as shown in Your Policy.
The Policy is intended to qualify under Section 7702 of the Code as a life insurance policy for federal tax purposes. The Death
Benefit is intended to qualify for the federal income tax exclusion. The provisions of the Policy and any attached endorsement or rider will be interpreted to ensure such qualification, regardless of any language to the contrary.
CHANGES IN DEATH BENEFIT OPTIONS
Prior to the Maturity Date and while the Insured is still living, You can change from one Death Benefit to another.  However, changes to Option "C" are not allowed.  You must request a change by Written Notice and We may require evidence of insurability prior to making any change.  Any change in Death Benefit Option becomes effective on the Monthly Anniversary Day on or next following the date that We approve the request.
Changing from Option "A" to Option "B".  If You change from Option "A" to Option "B", We will decrease the Specified
Amount by the amount of Your Policy Value on the date of change. We reserve the right to decline to make such change if it would reduce the Specified Amount below the Minimum Specified Amount as shown in Your Policy.
Changing from Option "B" to Option "A".  If You change from Option "B" to Option "A", We will increase the Specified
Amount by the amount of Your Policy Value on the date of change.
Changing from Option "C" to Option "A". If You change from Option "C" to Option "A", We will increase the Specified
Amount by the sum of the premiums paid minus the sum of any withdrawals taken as of the date of the change. If this amount is negative, the Specified Amount will not change. The Specified Amount will not be increased above  the Option C
Death Benefit Limit as shown in Your Policy.
Changing from Option "C" to Option "B".  If You change from Option "C" to Option "B", We will adjust the Specified
Amount by an amount equal to, as of the date of the change:
1.the change to the Specified Amount for a Death Benefit Option change from Option C to Option A; minus
2.the amount of Your Policy Value.
We reserve the right to decline to make such change from Option "C" to Option "B" if it would reduce the Specified Amount below the Minimum Specified Amount as shown in Your Policy.
DECREASING THE SPECIFIED AMOUNT
After the first Policy Year, You can request a decrease of at least $10,000 in the Specified Amount by Written Notice to Us.
Decreases in the Specified Amount will allow You to decrease the planned premium amount and will decrease the guideline premium.  Changes take effect on the first Monthly Anniversary Day on or next following the date We approve the change.  We may decline to make a change that would decrease Your Specified Amount of insurance to less than the minimum amount shown in Your Policy, or that would disqualify Your Policy as life insurance under tax law.  We do not permit decreases in
Specified Amount during a Grace Period.

Standard Death Benefit [Text Block]	DEATH BENEFIT PROCEEDS
Upon receipt of Due Proof of Death of the Insured while the Policy is in force, We will pay the Death Benefit Proceeds to the primary Beneficiary(ies), if living, or to a Contingent Beneficiary. If no primary Beneficiary or Contingent Beneficiary survives the
Insured, We will pay the Death Benefit Proceeds to the Owner or the Owner’s estate. We will pay the Death Benefit in a single sum or under a payment option provided under the Policy that the Owner or the Beneficiary(ies) select(s). See “Settlement
Options” in OTHER INFORMATION ABOUT THE POLICY.
Proof of Death acceptable to Us may consist of a certified copy of a death record, a certified copy of a court decree reciting a finding of death, or any other proof satisfactory to Us.
The Death Benefit Proceeds equal:
•The Death Benefit; plus
•Any Death Benefit under any rider to the Policy; minus
•Any liens; minus
•Any Loan Amount; minus
•Any unpaid Monthly Deductions if the Insured dies during the Grace Period.
We may further adjust the amount of the Death Benefit if We contest the Policy based on Your misstatement of the Insured's Age and/or, if permitted by state law, sex.
We will pay interest on the Death Benefit Proceeds from the date of death to the date of payment. Interest will accrue at the Two
Year Treasury Constant Maturity Rate as published by the Federal Reserve. We will pay additional interest at an annual rate of
10% starting thirty-one (31) days following the latest of (1), (2) or (3) below until the date the Death Benefit Proceeds are paid.
1.The date We receive Due Proof of Death at Our Administrative Office;
2.The date We receive sufficient information to determine Our liability, the extent of the liability, and the person(s) entitled to the Death Benefit Proceeds; or
3.The date that legal impediments to payment of the Death Benefit Proceeds that depend on actions of parties other than
Symetra Life such as the establishment of guardianship and conservatorships, the appointment and qualification of trustees, and the submission of information necessary to satisfy state and federal reporting obligations are removed to
Our satisfaction.
DEATH BENEFIT OPTIONS
If the Insured dies while the Policy is in force, We will pay a Death Benefit to the Beneficiary.  You select Your Policy’s initial amount of insurance coverage, its Initial Specified Amount, and Death Benefit option "A", "B" or "C" on Your application.
Death Benefit Option "A".  The Death Benefit is the greater of the Specified Amount on the date of the Insured’s death or the applicable “corridor” percentage of the Policy Value as of the Insured’s date of death, as shown in Your Policy. The amount of the Death Benefit is as of the Insured's date of death. We also refer to the applicable corridor percentage as the
“Death Benefit factor,” and that concept is explained in detail under the section “OWNERSHIP RIGHTS—Tax Compliance
Test.”

Death Benefit Option "B". The Death Benefit is the greater of the Specified Amount plus the Policy Value on the date of the Insured’s death, or the Policy Value on the date of the Insured's death multiplied by the applicable “corridor” percentage of the Policy Value, as shown in Your Policy.
Death Benefit Option "C".  The Death Benefit is the greater of (1) or (2) where:
(1) is equal to:
•the Specified Amount on the date of the Insured’s death; plus
•the sum of the premiums paid; minus
•the sum of withdrawals, and any applicable charges taken.
The total of (1) will never be greater than the Option "C" Death Benefit Limit as shown in Your Policy.
(2) is equal to:
•The Policy Value on the date of the Insured's death multiplied by the applicable “corridor” percentage of the
Policy Value, as shown in Your Policy.
The Policy is intended to qualify under Section 7702 of the Code as a life insurance policy for federal tax purposes. The Death
Benefit is intended to qualify for the federal income tax exclusion. The provisions of the Policy and any attached endorsement or rider will be interpreted to ensure such qualification, regardless of any language to the contrary.

Additional Information about Standard Death Benefits, Note (N-6) [Text Block]	CHANGES IN DEATH BENEFIT OPTIONS
Prior to the Maturity Date and while the Insured is still living, You can change from one Death Benefit to another.  However, changes to Option "C" are not allowed.  You must request a change by Written Notice and We may require evidence of insurability prior to making any change.  Any change in Death Benefit Option becomes effective on the Monthly Anniversary Day on or next following the date that We approve the request.
Changing from Option "A" to Option "B".  If You change from Option "A" to Option "B", We will decrease the Specified
Amount by the amount of Your Policy Value on the date of change. We reserve the right to decline to make such change if it would reduce the Specified Amount below the Minimum Specified Amount as shown in Your Policy.
Changing from Option "B" to Option "A".  If You change from Option "B" to Option "A", We will increase the Specified
Amount by the amount of Your Policy Value on the date of change.
Changing from Option "C" to Option "A". If You change from Option "C" to Option "A", We will increase the Specified
Amount by the sum of the premiums paid minus the sum of any withdrawals taken as of the date of the change. If this amount is negative, the Specified Amount will not change. The Specified Amount will not be increased above  the Option C
Death Benefit Limit as shown in Your Policy.
Changing from Option "C" to Option "B".  If You change from Option "C" to Option "B", We will adjust the Specified
Amount by an amount equal to, as of the date of the change:
1.the change to the Specified Amount for a Death Benefit Option change from Option C to Option A; minus
2.the amount of Your Policy Value.
We reserve the right to decline to make such change from Option "C" to Option "B" if it would reduce the Specified Amount below the Minimum Specified Amount as shown in Your Policy.
DECREASING THE SPECIFIED AMOUNT
After the first Policy Year, You can request a decrease of at least $10,000 in the Specified Amount by Written Notice to Us.
Decreases in the Specified Amount will allow You to decrease the planned premium amount and will decrease the guideline premium.  Changes take effect on the first Monthly Anniversary Day on or next following the date We approve the change.  We may decline to make a change that would decrease Your Specified Amount of insurance to less than the minimum amount shown in Your Policy, or that would disqualify Your Policy as life insurance under tax law.  We do not permit decreases in
Specified Amount during a Grace Period.

Item 11. Other Benefits Available (N-6) [Text Block]	In addition to the standard death benefit associated with Your Policy, other standard and optional benefits may also be available to You.  The following table summarizes the information about these benefits.  Information about the fees associated with each benefit included in the table may be found in the Fee Table.

Name of Benefit	Purpose	Standard or Optional	Description of Restrictions/ Limitations
Accelerated Death Benefit for Chronic Illness Rider
You can access up to 50% of the
Death Benefit (subject to a $500,000
maximum) under the Policy if a
licensed health care practitioner
certifies during the prior 12-month
period that the Insured meets certain
criteria.
		Standard	Not available for Policies issued with substandard ratings. You may not exercise the Accelerated Death Benefit for Terminal Illness Rider if this rider is exercised.
Accelerated Death Benefit for Chronic Illness Plus Rider	You can access up to 100% of the Death Benefit under the Policy if a licensed health care practitioner certifies during the prior 12-month period that the Insured meets certain criteria.	Optional	You may not exercise the Accelerated Death Benefit for Terminal Illness Rider if this rider is exercised.
Accelerated Death Benefit for Terminal Illness Rider	You can access up to 75% of the Death Benefit (subject to a $500,000 maximum) under the Policy if a licensed physician certifies that the Insured is terminally ill with less than 12 months to live.	Standard	Not available for Policies issued with substandard ratings. Can only be exercised once. You cannot exercise any other accelerated death benefits available under the Policy.
Charitable Giving Benefit Rider	Upon the Insured’s death, this rider provides an additional benefit of 1% of the Specified Amount of the Policy (up to $100,000) to the qualified charity of the Owner’s choice.	Optional	Only available for Policies with a Specified Amount greater than $100,000.

Name of Benefit	Purpose	Standard or Optional	Description of Restrictions/ Limitations
Overloan Lapse Protection Rider	This rider prevents the Policy from lapsing due to insufficient Policy Value under certain conditions.	Standard
Only available if Your Policy utilizes
the Guideline Premium Test for Life
Insurance and is not a Modified
Endowment Contract at the time of
exercise.
Only exercisable after the 15th  Policy
Year.
Only available if the Policy Death
Benefit is Option "A".

Supplemental Protection Rider	This rider provides an amount of supplemental coverage on the Insured.	Optional	Only available at the time of Policy issue.
Surrender Value Enhancement Rider	This rider waives a portion of Your Surrender Charges over the first 5 Policy Years by providing an alternate Surrender Charge schedule.	Optional	Only available at the time of Policy issue.
Waiver of Monthly Deductions Rider	This rider may help prevent the Policy from lapsing during a period of total disability by waiving Monthly Deductions.	Optional
Only available at the time of Policy
issue.
Only available if total disability occurs
prior to Attained Age 65 and has
existed continuously for at least 6
months. Once exercised, You cannot
add other Riders to Your Policy.
Any increase in Specified Amount will
terminate the rider.

ACCELERATED DEATH BENEFIT FOR CHRONIC ILLNESS RIDER
Under this rider, up to 50% of the Death Benefit (subject to a $500,000 maximum) under the Policy can be accessed in advance if a licensed health care practitioner (as defined in the rider) certifies during the prior 12-month period that the Insured:
1.is unable to perform (without substantial assistance from another person) at least two activities of daily living for at least
90 days due to a loss of functional capacity; or
2.has a severe cognitive impairment that requires substantial supervision to ensure the health and safety of the Insured and others.
This rider is added to the Policy at issue, unless the Policy is issued with substandard ratings. There is no separate charge for this rider. If this rider is exercised, You may not exercise the Accelerated Death Benefit for Terminal Illness rider.  When the rider is exercised, the accelerated death benefit is a lien against the Death Benefit. After the rider is exercised, Your death benefit under the Policy will be equal to the greater of Your remaining death benefit or $5,000.  The accelerated death benefit may be taken as a single sum or in monthly installments. No surrender charge will apply to the payment of an accelerated death benefit under this rider.  There is no minimum benefit amount that must be taken.  If monthly payments will continue for more than 12 months, an annual recertification is required.  For more information, see APPENDIX C: BENEFIT EXAMPLES.
ACCELERATED DEATH BENEFIT FOR CHRONIC ILLNESS PLUS RIDER
This rider must be applied for at the time of application and full underwriting is required to qualify for issuance. Under this rider, up to 100% of the Death Benefit under the Policy can be accessed, in advance, if the Insured:
1.is certified by a licensed health care practitioner (as defined in the rider), during the prior 12-month period, as being unable to perform (without substantial assistance from another person) at least two activities of daily living for at least
90 days due to a loss of functional capacity; or
2.has a severe cognitive impairment requiring substantial supervision to ensure the health and safety of the Insured and others; and
3.is annually recertified by a licensed health care practitioner residing and practicing in the U.S. to continue receiving benefits.
The benefit can be paid as a single sum or through monthly payments and must be mailed to a U.S. address or U.S. financial institution.  Once You access the Death Benefit under this rider, no additional premium payments will be due and all charges under the Policy will be waived.  There is a charge for this rider that is expressed as an amount per $1,000 of Net Amount at
Risk and will vary by the Issue Age, Risk Class, Policy duration (i.e., how long the Policy has been in force), and if permitted by state law, sex.  For more information, see APPENDIX C: BENEFIT EXAMPLES. ACCELERATED DEATH BENEFIT FOR TERMINAL ILLNESS RIDER
Unless the Policy is issued with substandard ratings, this rider is added to the Policy at issue. There is no separate charge for this rider. The benefit, which may only be taken as a single sum, allows an Owner to access up to 75% percent of the Death
Benefit (subject to a $500,000 maximum) under the Policy in advance if a licensed physician (as defined in the rider) certifies that the Insured is terminally ill with less than 12 months to live.  You may only exercise the rider once and doing so will preclude
You from exercising any other accelerated death benefits available under the Policy.
Upon exercise of the rider, the remaining Policy Value is transferred to the Fixed Account. When exercised, this rider will reduce the Death Benefit and the Surrender Value proportionally to the amount accelerated.  No surrender charge will apply to the payment of an accelerated death benefit under this rider. There is no minimum benefit amount that must be taken. For more information, see APPENDIX C: BENEFIT EXAMPLES.
CHARITABLE GIVING BENEFIT RIDER
This rider must be elected at issue and is only available for Policies with a Specified Amount greater than $100,000. There is no separate charge for this rider. Upon the Insured’s death, this rider provides an additional benefit of 1% of the Specified Amount of the Policy (up to $100,000) to the qualified charity of the Owner’s choice. The charity must be designated at the time of Policy issue and may be changed by providing Us Written Notice. For more information, see APPENDIX C: BENEFIT EXAMPLES.
OVERLOAN LAPSE PROTECTION RIDER
Unless the Policy is issued with the CVAT tax compliance test, this rider is added to the Policy at issue and can only be exercised at any time after the Policy has been in force for at least fifteen Policy Years.  Once exercised, the rider prevents the
Policy from lapsing due to insufficient Policy Value.  You must submit a request by Written Notice to Our Administrative Office in order to exercise this rider, and the following requirements must be met:
•the Policy cannot be a MEC at the time of exercise;
•the Insured must have reached Attained Age 75;
•the Policy Death Benefit Option must be Option "A";
•the Policy Value multiplied by the applicable percentage for the Insured's Attained Age, as shown in the Table of
Applicable Percentages for the Guideline Premium Test on the Policy specifications page, must exceed the Specified
Amount; and
•The Loan Amount must be greater than  93% of the Policy Value or the Policy Value after the charge for the rider has been deducted, whichever is less.
There is a separate one-time charge for this rider which is calculated and deducted at the time You exercise the rider. The rider charge is equal to the Policy Value at the time of exercise multiplied by the rider exercise charge rate for Your Attained Age.  The rider exercise charge rate can be found on the rider specification page.
Once the rider is exercised and the rider charge has been deducted, the following will occur:
•Your Variable Policy Value will be transferred to the Fixed Account and You will no longer be invested in the
Subaccounts;
•Interest credited to the Fixed Account will only be the minimum rate of 1%;
•No Monthly Deductions or additional charges will be taken from the Policy Value;
•No further loans or withdrawals will be allowed;
•No premium payments will be accepted;
•No loan repayments will be accepted;
•Loan interest and interest credited to the Loan Account will only be the minimum rate of 1%; and
•No changes to the Specified Amount or Death Benefit Option will be accepted.
The Death Benefit Proceeds will be calculated as described in DEATH BENEFIT PROCEEDS, however, the Death Benefit
Proceeds will never be less than $5,000.
You can request to terminate this rider by sending a Written Notice to Us at our Administrative Office.  The date of rider termination will be the Monthly Anniversary Day on or next following the date we received Your Written Notice.  If Your Policy becomes a MEC or the Policy terminates, the rider will terminate.  For more information, see APPENDIX C: BENEFIT
EXAMPLES.

Neither the IRS nor the courts have ruled on the tax consequences of exercising the Overloan Lapse Protection Rider. It is possible that the IRS or a court could assert that the Policy has been effectively terminated and that the outstanding loan balance should be treated as a distribution, all or a portion of which could be taxable when the Overloan Lapse
Protection Rider is exercised. In addition, this Overloan Protection Rider may not be appropriate for Your particular circumstances. Consult with a tax professional regarding the risks associated with exercising this Rider.
SUPPLEMENTAL PROTECTION RIDER
This rider must be elected at issue and an additional charge will be deducted.  The rider provides an amount of supplemental coverage on the Insured as long as the Policy is in force and the rider is not terminated  Under the rider, the Specified Amount  is increased  for purposes of defining the Death Benefit. No further increases will be allowed but You can request a decrease in
Specified Amount as discussed under "Decreasing the Specified Amount" under the section DEATH BENEFIT.  The no lapse guarantee premium for the Policy will be increased by the rider as shown in the Policy.  There is a charge for this rider that is expressed as an amount per $1,000 of Net Amount at Risk and will vary by the Issue Age, Risk Class, Policy duration (i.e., how long the Policy has been in force), and if permitted by state law, sex. For more information, see APPENDIX C: BENEFIT
EXAMPLES.
SURRENDER VALUE ENHANCEMENT RIDER
This rider must be elected at issue and replaces the surrender charge schedule for Your Policy with a new schedule of surrender charges.  There is a one-time charge for the rider which is deducted as part of the first Monthly Deduction taken for Your Policy.
For more information, see APPENDIX C: BENEFIT EXAMPLES.
WAIVER OF MONTHLY DEDUCTIONS RIDER
This rider must be elected at issue and additional charges will be deducted.  The rider waives the Monthly Deductions for the
Policy that come due while the Insured is totally disabled, if such disability began prior to the Insured's Attained Age 65 and has existed continuously for six months. We must receive Written Notice of proof of Total Disability while the Insured is alive before waiving Monthly Deductions.  We may require proof of continued Total Disability while the rider is being exercised, at Our expense. There is a charge for this rider that is expressed as an amount per $100 of benefit amount equal to the total monthly deductions  and will vary by the Issue Age, Risk Class, Policy duration (i.e., how long the Policy has been in force), and if permitted by state law, sex.  For more information, see APPENDIX C: BENEFIT EXAMPLES.

Once this rider is exercised, You will no longer be able to make increases in Your Policy's Specified Amount, Accelerate the
Specified Amount for purposes of this rider, change Your Death Benefit option, or add any new Riders to Your Policy.
Total Disability.   "Total Disability" is defined under the rider as the Insured's inability, due to bodily injury or disease, to perform substantially all of the duties of the Insured's regular occupation for 24 consecutive months. After 24 consecutive  months, total disability will be defined as the Insured's inability, due to bodily injury or disease, to perform substantially all of the duties of  any occupation for which the Insured is reasonably suited by education, training or experience.
Waiver of Monthly Deductions. If Total Disability begins prior to the Insured's Attained Age 60, We will waive Monthly
Deductions as long as Total Disability continues.  If Total Disability begins after the Insured's Attained Age 60, We will waive
Monthly Deductions for either two years from the beginning of such disability, or the date the Insured reaches Attained Age 65, whichever is later.  Monthly Deductions that come due while We are determining eligibility will be deducted from Your Policy but will be credited back to Your Policy Value once We approve Your request to exercise the rider.  We will credit any Monthly
Deductions taken back to the date Total Disability began but no more than one year from receipt by Us of Written Notice of proof of Total Disability.
Waiver of Monthly Deductions Rider Charge. The charge for this rider is deducted on each Monthly Anniversary Day and is calculated by taking the sum of Your Policy's Monthly Deductions and multiplying it by a factor found on the Rider Specifications
Page.
Benefits Available [Table Text Block]

Name of Benefit	Purpose	Standard or Optional	Description of Restrictions/ Limitations
Accelerated Death Benefit for Chronic Illness Rider
You can access up to 50% of the
Death Benefit (subject to a $500,000
maximum) under the Policy if a
licensed health care practitioner
certifies during the prior 12-month
period that the Insured meets certain
criteria.
		Standard	Not available for Policies issued with substandard ratings. You may not exercise the Accelerated Death Benefit for Terminal Illness Rider if this rider is exercised.
Accelerated Death Benefit for Chronic Illness Plus Rider	You can access up to 100% of the Death Benefit under the Policy if a licensed health care practitioner certifies during the prior 12-month period that the Insured meets certain criteria.	Optional	You may not exercise the Accelerated Death Benefit for Terminal Illness Rider if this rider is exercised.
Accelerated Death Benefit for Terminal Illness Rider	You can access up to 75% of the Death Benefit (subject to a $500,000 maximum) under the Policy if a licensed physician certifies that the Insured is terminally ill with less than 12 months to live.	Standard	Not available for Policies issued with substandard ratings. Can only be exercised once. You cannot exercise any other accelerated death benefits available under the Policy.
Charitable Giving Benefit Rider	Upon the Insured’s death, this rider provides an additional benefit of 1% of the Specified Amount of the Policy (up to $100,000) to the qualified charity of the Owner’s choice.	Optional	Only available for Policies with a Specified Amount greater than $100,000.

Name of Benefit	Purpose	Standard or Optional	Description of Restrictions/ Limitations
Overloan Lapse Protection Rider	This rider prevents the Policy from lapsing due to insufficient Policy Value under certain conditions.	Standard
Only available if Your Policy utilizes
the Guideline Premium Test for Life
Insurance and is not a Modified
Endowment Contract at the time of
exercise.
Only exercisable after the 15th  Policy
Year.
Only available if the Policy Death
Benefit is Option "A".

Supplemental Protection Rider	This rider provides an amount of supplemental coverage on the Insured.	Optional	Only available at the time of Policy issue.
Surrender Value Enhancement Rider	This rider waives a portion of Your Surrender Charges over the first 5 Policy Years by providing an alternate Surrender Charge schedule.	Optional	Only available at the time of Policy issue.
Waiver of Monthly Deductions Rider	This rider may help prevent the Policy from lapsing during a period of total disability by waiving Monthly Deductions.	Optional
Only available at the time of Policy
issue.
Only available if total disability occurs
prior to Attained Age 65 and has
existed continuously for at least 6
months. Once exercised, You cannot
add other Riders to Your Policy.
Any increase in Specified Amount will
terminate the rider.

Benefits Description [Table Text Block]	ACCELERATED DEATH BENEFIT FOR CHRONIC ILLNESS RIDER
Under this rider, up to 50% of the Death Benefit (subject to a $500,000 maximum) under the Policy can be accessed in advance if a licensed health care practitioner (as defined in the rider) certifies during the prior 12-month period that the Insured:
1.is unable to perform (without substantial assistance from another person) at least two activities of daily living for at least
90 days due to a loss of functional capacity; or
2.has a severe cognitive impairment that requires substantial supervision to ensure the health and safety of the Insured and others.
This rider is added to the Policy at issue, unless the Policy is issued with substandard ratings. There is no separate charge for this rider. If this rider is exercised, You may not exercise the Accelerated Death Benefit for Terminal Illness rider.  When the rider is exercised, the accelerated death benefit is a lien against the Death Benefit. After the rider is exercised, Your death benefit under the Policy will be equal to the greater of Your remaining death benefit or $5,000.  The accelerated death benefit may be taken as a single sum or in monthly installments. No surrender charge will apply to the payment of an accelerated death benefit under this rider.  There is no minimum benefit amount that must be taken.  If monthly payments will continue for more than 12 months, an annual recertification is required.  For more information, see APPENDIX C: BENEFIT EXAMPLES. ACCELERATED DEATH BENEFIT FOR CHRONIC ILLNESS PLUS RIDER
This rider must be applied for at the time of application and full underwriting is required to qualify for issuance. Under this rider, up to 100% of the Death Benefit under the Policy can be accessed, in advance, if the Insured:
1.is certified by a licensed health care practitioner (as defined in the rider), during the prior 12-month period, as being unable to perform (without substantial assistance from another person) at least two activities of daily living for at least
90 days due to a loss of functional capacity; or
2.has a severe cognitive impairment requiring substantial supervision to ensure the health and safety of the Insured and others; and
3.is annually recertified by a licensed health care practitioner residing and practicing in the U.S. to continue receiving benefits.
The benefit can be paid as a single sum or through monthly payments and must be mailed to a U.S. address or U.S. financial institution.  Once You access the Death Benefit under this rider, no additional premium payments will be due and all charges under the Policy will be waived.  There is a charge for this rider that is expressed as an amount per $1,000 of Net Amount at
Risk and will vary by the Issue Age, Risk Class, Policy duration (i.e., how long the Policy has been in force), and if permitted by state law, sex.  For more information, see APPENDIX C: BENEFIT EXAMPLES. ACCELERATED DEATH BENEFIT FOR TERMINAL ILLNESS RIDER
Unless the Policy is issued with substandard ratings, this rider is added to the Policy at issue. There is no separate charge for this rider. The benefit, which may only be taken as a single sum, allows an Owner to access up to 75% percent of the Death
Benefit (subject to a $500,000 maximum) under the Policy in advance if a licensed physician (as defined in the rider) certifies that the Insured is terminally ill with less than 12 months to live.  You may only exercise the rider once and doing so will preclude
You from exercising any other accelerated death benefits available under the Policy.
Upon exercise of the rider, the remaining Policy Value is transferred to the Fixed Account. When exercised, this rider will reduce the Death Benefit and the Surrender Value proportionally to the amount accelerated.  No surrender charge will apply to the payment of an accelerated death benefit under this rider. There is no minimum benefit amount that must be taken. For more information, see APPENDIX C: BENEFIT EXAMPLES.
CHARITABLE GIVING BENEFIT RIDER
This rider must be elected at issue and is only available for Policies with a Specified Amount greater than $100,000. There is no separate charge for this rider. Upon the Insured’s death, this rider provides an additional benefit of 1% of the Specified Amount of the Policy (up to $100,000) to the qualified charity of the Owner’s choice. The charity must be designated at the time of Policy issue and may be changed by providing Us Written Notice. For more information, see APPENDIX C: BENEFIT EXAMPLES.
OVERLOAN LAPSE PROTECTION RIDER
Unless the Policy is issued with the CVAT tax compliance test, this rider is added to the Policy at issue and can only be exercised at any time after the Policy has been in force for at least fifteen Policy Years.  Once exercised, the rider prevents the
Policy from lapsing due to insufficient Policy Value.  You must submit a request by Written Notice to Our Administrative Office in order to exercise this rider, and the following requirements must be met:
•the Policy cannot be a MEC at the time of exercise;
•the Insured must have reached Attained Age 75;
•the Policy Death Benefit Option must be Option "A";
•the Policy Value multiplied by the applicable percentage for the Insured's Attained Age, as shown in the Table of
Applicable Percentages for the Guideline Premium Test on the Policy specifications page, must exceed the Specified
Amount; and
•The Loan Amount must be greater than  93% of the Policy Value or the Policy Value after the charge for the rider has been deducted, whichever is less.
There is a separate one-time charge for this rider which is calculated and deducted at the time You exercise the rider. The rider charge is equal to the Policy Value at the time of exercise multiplied by the rider exercise charge rate for Your Attained Age.  The rider exercise charge rate can be found on the rider specification page.
Once the rider is exercised and the rider charge has been deducted, the following will occur:
•Your Variable Policy Value will be transferred to the Fixed Account and You will no longer be invested in the
Subaccounts;
•Interest credited to the Fixed Account will only be the minimum rate of 1%;
•No Monthly Deductions or additional charges will be taken from the Policy Value;
•No further loans or withdrawals will be allowed;
•No premium payments will be accepted;
•No loan repayments will be accepted;
•Loan interest and interest credited to the Loan Account will only be the minimum rate of 1%; and
•No changes to the Specified Amount or Death Benefit Option will be accepted.
The Death Benefit Proceeds will be calculated as described in DEATH BENEFIT PROCEEDS, however, the Death Benefit
Proceeds will never be less than $5,000.
You can request to terminate this rider by sending a Written Notice to Us at our Administrative Office.  The date of rider termination will be the Monthly Anniversary Day on or next following the date we received Your Written Notice.  If Your Policy becomes a MEC or the Policy terminates, the rider will terminate.  For more information, see APPENDIX C: BENEFIT
EXAMPLES.

Neither the IRS nor the courts have ruled on the tax consequences of exercising the Overloan Lapse Protection Rider. It is possible that the IRS or a court could assert that the Policy has been effectively terminated and that the outstanding loan balance should be treated as a distribution, all or a portion of which could be taxable when the Overloan Lapse
Protection Rider is exercised. In addition, this Overloan Protection Rider may not be appropriate for Your particular circumstances. Consult with a tax professional regarding the risks associated with exercising this Rider.
SUPPLEMENTAL PROTECTION RIDER
This rider must be elected at issue and an additional charge will be deducted.  The rider provides an amount of supplemental coverage on the Insured as long as the Policy is in force and the rider is not terminated  Under the rider, the Specified Amount  is increased  for purposes of defining the Death Benefit. No further increases will be allowed but You can request a decrease in
Specified Amount as discussed under "Decreasing the Specified Amount" under the section DEATH BENEFIT.  The no lapse guarantee premium for the Policy will be increased by the rider as shown in the Policy.  There is a charge for this rider that is expressed as an amount per $1,000 of Net Amount at Risk and will vary by the Issue Age, Risk Class, Policy duration (i.e., how long the Policy has been in force), and if permitted by state law, sex. For more information, see APPENDIX C: BENEFIT
EXAMPLES. SURRENDER VALUE ENHANCEMENT RIDER
This rider must be elected at issue and replaces the surrender charge schedule for Your Policy with a new schedule of surrender charges.  There is a one-time charge for the rider which is deducted as part of the first Monthly Deduction taken for Your Policy.
For more information, see APPENDIX C: BENEFIT EXAMPLES.
WAIVER OF MONTHLY DEDUCTIONS RIDER
This rider must be elected at issue and additional charges will be deducted.  The rider waives the Monthly Deductions for the
Policy that come due while the Insured is totally disabled, if such disability began prior to the Insured's Attained Age 65 and has existed continuously for six months. We must receive Written Notice of proof of Total Disability while the Insured is alive before waiving Monthly Deductions.  We may require proof of continued Total Disability while the rider is being exercised, at Our expense. There is a charge for this rider that is expressed as an amount per $100 of benefit amount equal to the total monthly deductions  and will vary by the Issue Age, Risk Class, Policy duration (i.e., how long the Policy has been in force), and if permitted by state law, sex.  For more information, see APPENDIX C: BENEFIT EXAMPLES.

Once this rider is exercised, You will no longer be able to make increases in Your Policy's Specified Amount, Accelerate the
Specified Amount for purposes of this rider, change Your Death Benefit option, or add any new Riders to Your Policy.
Total Disability.   "Total Disability" is defined under the rider as the Insured's inability, due to bodily injury or disease, to perform substantially all of the duties of the Insured's regular occupation for 24 consecutive months. After 24 consecutive  months, total disability will be defined as the Insured's inability, due to bodily injury or disease, to perform substantially all of the duties of  any occupation for which the Insured is reasonably suited by education, training or experience.
Waiver of Monthly Deductions. If Total Disability begins prior to the Insured's Attained Age 60, We will waive Monthly
Deductions as long as Total Disability continues.  If Total Disability begins after the Insured's Attained Age 60, We will waive
Monthly Deductions for either two years from the beginning of such disability, or the date the Insured reaches Attained Age 65, whichever is later.  Monthly Deductions that come due while We are determining eligibility will be deducted from Your Policy but will be credited back to Your Policy Value once We approve Your request to exercise the rider.  We will credit any Monthly
Deductions taken back to the date Total Disability began but no more than one year from receipt by Us of Written Notice of proof of Total Disability.
Waiver of Monthly Deductions Rider Charge. The charge for this rider is deducted on each Monthly Anniversary Day and is calculated by taking the sum of Your Policy's Monthly Deductions and multiplying it by a factor found on the Rider Specifications
Page.
Item 18. Portfolio Companies (N-6) [Text Block]

APPENDIX A: FUNDS AVAILABLE UNDER THE POLICY

The following is a list of Funds available under the Policy.  More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.symetra.com/regulatoryreports.  You can also request this information at no cost by calling Us at 1-800-796-3872 or by sending an email request to
regulatoryreports@symetra.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that Your Policy charges.  Expenses would be higher and performance would be lower if these other charges were included.  Each Fund’s past performance is not necessarily an indication of future performance.

TYPE	FUND NAME AND ADVISOR	CURRENT EXPENSES (As of 12/31/2024)	AVERAGE ANNUAL TOTAL RETURN (As of 12/31/2024)
			1 Year	5 Year	10 Year
U.S. Equity	American Funds IS® Growth Fund - Class 1 Capital Research and Management Company	0.34%	31.96%	19.12%	16.88%
Taxable Bond	Dimensional VIT Inflation - Protected Securities Portfolio Dimensional Fund Advisors, LP	0.11%	1.88%	1.82%	NA
U.S. Equity	Fidelity® VIP Extended Market Index Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR) is the fund's Investment Advisor. Geode Capital Management, LLC serves as sub-adviser for the fund. (*)	0.13%	12.31%	8.80%	NA
U.S. Equity	Fidelity® VIP Index 500 Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR) is the fund's Investment Advisor. Geode Capital Management, LLC serves as sub-adviser for the fund. (*)	0.09%	24.90%	14.40%	12.99%
Money Market	Goldman Sachs VIT Government Money Market Fund Institutional Class Goldman Sachs Asset Management, L.P.	0.18%**	5.16%	2.42%	1.70%
Asset Allocation	Vanguard VIF - Balanced Portfolio Wellington Management Company, LLP	0.20%	14.80%	8.18%	8.37%
Asset Allocation	Vanguard VIF - Conservative Allocation Portfolio The Vanguard Group, Inc.	0.13%	7.49%	4.04%	4.90%
U.S. Equity	Vanguard VIF - Diversified Value Portfolio The Vanguard Group, Inc.	0.28%	14.89%	12.24%	9.76%
Taxable Bond	Vanguard VIF - High Yield Bond Portfolio Wellington Management Company, LLP	0.24%	6.30%	3.37%	4.53%
U.S. Equity	Vanguard VIF - Mid-Cap Index Portfolio The Vanguard Group, Inc.	0.17%	15.08%	9.70%	9.41%
Taxable Bond	Vanguard VIF - Total Bond Market Index Portfolio The Vanguard Group, Inc.	0.14%	1.24%	(0.39)%	1.25%
U.S. Equity	Vanguard VIF - Total Stock Market Index Portfolio The Vanguard Group, Inc.	0.13%	23.71%	13.67%	12.37%
International Equity	Vanguard VIF -Total International Stock Market Index Portfolio The Vanguard Group, Inc.	0.11%	5.06%	4.23%	4.19%
We do not guarantee that each Fund will always be available for investment through the Policy.
*  Fidelity and the Fidelity Investments Logo are registered service marks of FMR LLC.  Used with permission.
**  Annual expenses reflect temporary fee reductions.

Prospectuses Available [Text Block]	The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.symetra.com/regulatoryreports.  You can also request this information at no cost by calling Us at 1-800-796-3872 or by sending an email request to
regulatoryreports@symetra.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that Your Policy charges.  Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]

TYPE	FUND NAME AND ADVISOR	CURRENT EXPENSES (As of 12/31/2024)	AVERAGE ANNUAL TOTAL RETURN (As of 12/31/2024)
			1 Year	5 Year	10 Year
U.S. Equity	American Funds IS® Growth Fund - Class 1 Capital Research and Management Company	0.34%	31.96%	19.12%	16.88%
Taxable Bond	Dimensional VIT Inflation - Protected Securities Portfolio Dimensional Fund Advisors, LP	0.11%	1.88%	1.82%	NA
U.S. Equity	Fidelity® VIP Extended Market Index Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR) is the fund's Investment Advisor. Geode Capital Management, LLC serves as sub-adviser for the fund. (*)	0.13%	12.31%	8.80%	NA
U.S. Equity	Fidelity® VIP Index 500 Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR) is the fund's Investment Advisor. Geode Capital Management, LLC serves as sub-adviser for the fund. (*)	0.09%	24.90%	14.40%	12.99%
Money Market	Goldman Sachs VIT Government Money Market Fund Institutional Class Goldman Sachs Asset Management, L.P.	0.18%**	5.16%	2.42%	1.70%
Asset Allocation	Vanguard VIF - Balanced Portfolio Wellington Management Company, LLP	0.20%	14.80%	8.18%	8.37%
Asset Allocation	Vanguard VIF - Conservative Allocation Portfolio The Vanguard Group, Inc.	0.13%	7.49%	4.04%	4.90%
U.S. Equity	Vanguard VIF - Diversified Value Portfolio The Vanguard Group, Inc.	0.28%	14.89%	12.24%	9.76%
Taxable Bond	Vanguard VIF - High Yield Bond Portfolio Wellington Management Company, LLP	0.24%	6.30%	3.37%	4.53%
U.S. Equity	Vanguard VIF - Mid-Cap Index Portfolio The Vanguard Group, Inc.	0.17%	15.08%	9.70%	9.41%
Taxable Bond	Vanguard VIF - Total Bond Market Index Portfolio The Vanguard Group, Inc.	0.14%	1.24%	(0.39)%	1.25%
U.S. Equity	Vanguard VIF - Total Stock Market Index Portfolio The Vanguard Group, Inc.	0.13%	23.71%	13.67%	12.37%
International Equity	Vanguard VIF -Total International Stock Market Index Portfolio The Vanguard Group, Inc.	0.11%	5.06%	4.23%	4.19%
We do not guarantee that each Fund will always be available for investment through the Policy.
*  Fidelity and the Fidelity Investments Logo are registered service marks of FMR LLC.  Used with permission.
**  Annual expenses reflect temporary fee reductions.

Temporary Fee Reductions, Current Expenses [Text Block]	Annual expenses reflect temporary fee reductions.
Risk of Loss [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]	You may lose money by investing in the Policy.
Principal Risk [Text Block]	Investment Risk. You may allocate Your Policy Value to one or more of the Subaccounts, each of which invests in a designated
Fund. Depending upon market conditions, You can make or lose Policy Value in any of these Subaccounts; Your Policy Value will increase or decrease as a result of investment performance. If investment performance is very poor, You could lose everything that You invest and Your Policy could Lapse without value.  There is no assurance that any Fund will achieve its stated objective.

Not Short Term Investment Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]
The Policy is not suitable as a short-term savings vehicle and, therefore, may not be the right kind of policy if You plan to withdraw money or surrender the Policy for short term needs. You may pay substantial charges if You surrender Your Policy.
Principal Risk [Text Block]	Risk of Withdrawals or Surrender. The Policy is designed to help meet long-term financial objectives by paying a Death
Benefit to the named Beneficiary(ies). The Policy is not suitable as a short-term savings vehicle and, therefore, may not be the right kind of policy if You plan to withdraw money or surrender the Policy for short-term needs. You may pay substantial charges or additional taxes if You surrender or make withdrawals from Your Policy. Please discuss Your insurance needs and financial objectives with Your investment professional.

Investment Options Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]
Investment in the Policy is subject to the risk of poor investment performance of the Funds and can vary depending on the performance of the Funds available under the Policy.  Each Fund and the Fixed
Account has its own unique risk.  You should review these investment options before making an investment decision.
Insurance Company Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]
Investment in the Policy is subject to the risks related to Symetra Life.  Any obligations, including obligations related to the Fixed Account, guarantees and benefits provided for under the Policy are subject to Our financial strength and claims paying ability.  More information about Us, including Our financial strength ratings, is available upon request by calling 1-800-796-3872, or visiting Us at
www.symetra.com/regulatoryreports.
Principal Risk [Text Block]	Risks Associated with the Company. Investment in the Policy is subject to the risks related to Symetra Life. Any obligations, including obligations related to the Fixed Account, guarantees, and benefits provided for under the Policy are subject to Our financial strength and claims paying ability.  The assets of Our General Account support Our insurance and annuity obligations and are subject to Our general liabilities from business operations and to claims by Our creditors.  Policy Value in the Fixed
Account, plus any guarantees under the Policy that exceed Your Policy Value (such as those that may be associated with the
Death Benefit), are paid from Our General Account.  We maintain a minimum amount of capital in excess of assets that offset reserves, which acts as a cushion in the event that We suffer financial impairment, based on certain risks in Our operations.
For the Company, such risks include those associated with losses that We may incur as the result of defaults on the payment of interest or principal on assets held in Our General Account, which include bonds, loans secured by mortgages, and equity securities, as well as the loss in value of these investments resulting from a loss in their market value.

Contract Lapse Risk [Member]
Item 2. Key Information [Line Items]
Risk [Text Block]
The Policy will Lapse if the Net Surrender Value is not sufficient to cover the Monthly Deduction due and the Policy is not in a No Lapse Guarantee Period.  This could happen due to poor Subaccount investment performance, withdrawals, and unpaid loans and loan interest.  The  Death Benefit will not be paid if a Policy Lapses.
We will reinstate a Lapsed Policy only if our requirements for reinstatement are satisfied, including as to continued insurability of the Insured Person, and You will incur costs in connection with any reinstatement.
Principal Risk [Text Block]	Risk of Lapse. Net Premiums that do not offset prior Monthly Deductions, poor Subaccount investment performance, withdrawals, and unpaid loans and loan interest, may cause a Policy to Lapse, which means that You will no longer have insurance coverage. If the Overloan Lapse Protection Rider is exercised, Your Policy will not lapse due to insufficient Policy
Value as long as the requirements of that Rider are met.  If You have elected the Waiver of Monthly Deductions Rider, We will waive the Monthly Deductions while the Insured is totally disabled, as defined in the rider.  This will help ensure that the Policy does not lapse during a period of  total disability.  Unless Your Policy is in a No Lapse Guarantee Period, Your Policy will remain in force only as long as the Net Surrender Value is sufficient to cover Your Monthly Deductions.  A Policy Lapse may have adverse tax consequences.
Risk Of An Increase In Current Fees And Charges [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Risk of an Increase in Current Fees and Charges. Certain fees and charges are currently assessed at less than their guaranteed maximum levels.  In the future, these charges may be increased up to the guaranteed maximum levels.  If fees and charges are increased, You may need to increase the amount and/or frequency of premiums to keep the Policy in force.
Because of its fees and charges, it may not provide as great a growth in Policy Value as some other variable universal life insurance policies on the market today.
Risk Of Loans [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Risk of Loans. There are risks involved in taking a Policy loan, including possible adverse tax consequences. For example, if
Your Policy is a “Modified Endowment Contract” (MEC), the loan may be taxable and may be subject to a 10% additional tax. If a loan is outstanding and Your Policy Lapses, the amount of any unpaid loans will be treated as a distribution and will be taxable to the extent of gain in the Policy.  See “Modified Endowment Contracts” in TAXES for more information.  You should consult a tax professional before taking out a Policy loan.

Risks Of Limited Access To Cash Value [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Risks of Limited Access to Cash Value. Withdrawals are not available in the first Policy Year; however, full surrenders are permitted. We reserve the right to reject a withdrawal request that would cause the Specified Amount of a Policy to be reduced below a minimum amount shown in Your Policy.  The minimum withdrawal is $250 and the maximum withdrawal is Your Net
Surrender Value minus three months' worth of Policy charges.  There may be little to no cash value available for loans and withdrawals in the Policy’s early years.

Risk Of Adverse Tax Consequences [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Risk of Adverse Tax Consequences. Certain transactions (including, but not limited to, withdrawals, surrenders and loans)
may lead to a taxable event.  Under certain circumstances, Your Policy may become a MEC. Under federal tax law, loans, collateral assignments, withdrawals, and other pre-death distributions received from a MEC Policy are taxed as income first and recovery of cost basis, second.  Also, distributions includable in income received before You attain age 59½ may be subject to a
10% additional tax. Existing tax laws that benefit this Policy may change at any time.
Risk Of Limits Imposed On Transfers [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Risk of Limits Imposed on Transfers. We do not currently charge for transfers, but We reserve the right to charge up to $25 per transfer, after the first 24 transfers in a Policy Year.  We have adopted procedures to limit excessive transfer activity.  In addition, each Fund may restrict or refuse certain transfers among, or purchases of shares in their Portfolios as a result of certain market timing activities.  You should read each Fund’s prospectus for more details.  The minimum amount You may transfer is $100.  If, after the transfer, the amount remaining in the Subaccount(s) or the Fixed Account would be less than the minimum amount that may be transferred, We reserve the right to transfer the entire Subaccount Value or Fixed Policy Value instead of the requested amount.  The maximum amount an Owner may transfer from the Fixed Account each Policy Year after the first Policy Year is the greater of (i) 25% of the Fixed Policy Value measured on the preceding Policy Anniversary and (ii) the total dollar amount transferred from the Fixed Account in the immediately preceding Policy Year.  Due to this limit, it could take a number of years to fully transfer or withdraw a current balance from the Fixed Account.  We may also limit the number of investment options to which You may transfer cash value, and, under certain conditions, We may have to approve transfers to the Fixed Account.

Risks Associated With Cyber Security Risk Member [Member]
Item 2. Key Information [Line Items]
Principal Risk [Text Block]	Risks Associated with Cyber Security. We rely heavily on interconnected computer systems and digital data to conduct Our variable product business activities.  Because Our variable product business is highly dependent upon the effective operation of
Our computer systems and those of Our business partners, Our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (hardware and software malfunctions) and cyber-attacks.  These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, and unauthorized release of confidential customer information.
For instance, cyber-attacks may: interfere with Our processing of Policy transactions, including the processing of orders from
Our website or with the Funds; cause the release and possible destruction of confidential customer or business information;
impede order processing; subject Us and/or Our service providers and intermediaries to regulatory fines and financial losses;
and/or cause reputational damage.  Cyber security risks may also affect the Funds.  Also, the risk of cyberattacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine) and the responses by the United States and other governments.

C000023916 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	American Funds IS® Growth Fund - Class 1
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	31.96%
Average Annual Total Returns, 5 Years [Percent]	19.12%
Average Annual Total Returns, 10 Years [Percent]	16.88%
C000155213 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Dimensional VIT Inflation - Protected Securities Portfolio
Portfolio Company Objective [Text Block]	Taxable Bond
Portfolio Company Adviser [Text Block]	Dimensional Fund Advisors, LP
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	1.88%
Average Annual Total Returns, 5 Years [Percent]	1.82%
C000199917 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Extended Market Index Portfolio - Initial Class
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR) is the fund's Investment Advisor. Geode Capital Management, LLC serves as sub-adviser for the fund. (*)
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research Company LLC (FMR) is the fund's Investment Advisor. Geode Capital Management, LLC serves as sub-adviser for the fund. (*)
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	12.31%
Average Annual Total Returns, 5 Years [Percent]	8.80%
C000021014 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Fidelity® VIP Index 500 Portfolio - Initial Class
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR) is the fund's Investment Advisor. Geode Capital Management, LLC serves as sub-adviser for the fund. (*)
Portfolio Company Subadviser [Text Block]	Fidelity Management & Research Company LLC (FMR) is the fund's Investment Advisor. Geode Capital Management, LLC serves as sub-adviser for the fund. (*)
Current Expenses [Percent]	0.09%
Average Annual Total Returns, 1 Year [Percent]	24.90%
Average Annual Total Returns, 5 Years [Percent]	14.40%
Average Annual Total Returns, 10 Years [Percent]	12.99%
C000133599 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund Institutional Class
Portfolio Company Objective [Text Block]	Money Market
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	5.16%
Average Annual Total Returns, 5 Years [Percent]	2.42%
Average Annual Total Returns, 10 Years [Percent]	1.70%
C000012146 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF - Balanced Portfolio
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.20%
Average Annual Total Returns, 1 Year [Percent]	14.80%
Average Annual Total Returns, 5 Years [Percent]	8.18%
Average Annual Total Returns, 10 Years [Percent]	8.37%
C000102905 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF - Conservative Allocation Portfolio
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	7.49%
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	4.90%
C000012154 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF - Diversified Value Portfolio
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	14.89%
Average Annual Total Returns, 5 Years [Percent]	12.24%
Average Annual Total Returns, 10 Years [Percent]	9.76%
C000012158 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF - High Yield Bond Portfolio
Portfolio Company Objective [Text Block]	Taxable Bond
Portfolio Company Adviser [Text Block]	Wellington Management Company, LLP
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	6.30%
Average Annual Total Returns, 5 Years [Percent]	3.37%
Average Annual Total Returns, 10 Years [Percent]	4.53%
C000012160 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF - Mid-Cap Index Portfolio
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.17%
Average Annual Total Returns, 1 Year [Percent]	15.08%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	9.41%
C000012151 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF - Total Bond Market Index Portfolio
Portfolio Company Objective [Text Block]	Taxable Bond
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.14%
Average Annual Total Returns, 1 Year [Percent]	1.24%
Average Annual Total Returns, 5 Years [Percent]	(0.39%)
Average Annual Total Returns, 10 Years [Percent]	1.25%
C000012152 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF - Total Stock Market Index Portfolio
Portfolio Company Objective [Text Block]	U.S. Equity
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.13%
Average Annual Total Returns, 1 Year [Percent]	23.71%
Average Annual Total Returns, 5 Years [Percent]	13.67%
Average Annual Total Returns, 10 Years [Percent]	12.37%
C000192543 [Member]
Item 2. Key Information [Line Items]
Portfolio Company Name [Text Block]	Vanguard VIF -Total International Stock Market Index Portfolio
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	The Vanguard Group, Inc.
Current Expenses [Percent]	0.11%
Average Annual Total Returns, 1 Year [Percent]	5.06%
Average Annual Total Returns, 5 Years [Percent]	4.23%
Average Annual Total Returns, 10 Years [Percent]	4.19%
Accelerated Death Benefit For Chronic Illness Plus Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Accelerated Death Benefit for Chronic Illness Plus Rider
Optional Benefit Charge, When Deducted [Text Block]	On the Policy Date and on each Monthly Anniversary Day
Optional Benefit Charge, Representative [Text Block]
Charge is $0.13 per $1,000 of Net
Amount at Risk
(3) The rates shown are for a 45-year-old male super preferred non-tobacco user for the first Policy Year on Face Amounts over $1 million.  The rates will change each Policy Year thereafter to reflect the Insured’s Attained Age.  For more information on the rate that would apply to You, please contact Your investment professional or Us at our Administrative Office.

Optional Benefit Expense, Maximum [Dollars]	$ 22.65
Optional Benefit Expense, Minimum [Dollars]	$ 0
Name of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Plus Rider
Purpose of Benefit [Text Block]	You can access up to 100% of the Death Benefit under the Policy if a licensed health care practitioner certifies during the prior 12-month period that the Insured meets certain criteria.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	You may not exercise the Accelerated Death Benefit for Terminal Illness Rider if this rider is exercised.
Name of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Plus Rider
Operation of Benefit [Text Block]	ACCELERATED DEATH BENEFIT FOR CHRONIC ILLNESS PLUS RIDER
This rider must be applied for at the time of application and full underwriting is required to qualify for issuance. Under this rider, up to 100% of the Death Benefit under the Policy can be accessed, in advance, if the Insured:
1.is certified by a licensed health care practitioner (as defined in the rider), during the prior 12-month period, as being unable to perform (without substantial assistance from another person) at least two activities of daily living for at least
90 days due to a loss of functional capacity; or
2.has a severe cognitive impairment requiring substantial supervision to ensure the health and safety of the Insured and others; and
3.is annually recertified by a licensed health care practitioner residing and practicing in the U.S. to continue receiving benefits.
The benefit can be paid as a single sum or through monthly payments and must be mailed to a U.S. address or U.S. financial institution.  Once You access the Death Benefit under this rider, no additional premium payments will be due and all charges under the Policy will be waived.  There is a charge for this rider that is expressed as an amount per $1,000 of Net Amount at
Risk and will vary by the Issue Age, Risk Class, Policy duration (i.e., how long the Policy has been in force), and if permitted by state law, sex. For more information, see APPENDIX C: BENEFIT EXAMPLES.
Overloan Lapse Protection Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Overloan Lapse Protection Rider
Optional Benefit Charge, When Deducted [Text Block]	At the time of exercise
Optional Benefit Charge, Representative [Text Block]
Charge is 4.50% of Policy Value at the
time of exercise
(3) The rates shown are for a 45-year-old male super preferred non-tobacco user for the first Policy Year on Face Amounts over $1 million.  The rates will change each Policy Year thereafter to reflect the Insured’s Attained Age.  For more information on the rate that would apply to You, please contact Your investment professional or Us at our Administrative Office.

Optional Benefit Expense (of Other Amount), Maximum [Percent]	5.00%
Optional Benefit Expense (of Other Amount), Minimum [Percent]	4.50%
Name of Benefit [Text Block]	Overloan Lapse Protection Rider
Purpose of Benefit [Text Block]	This rider prevents the Policy from lapsing due to insufficient Policy Value under certain conditions.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
Only available if Your Policy utilizes
the Guideline Premium Test for Life
Insurance and is not a Modified
Endowment Contract at the time of
exercise.
Only exercisable after the 15th  Policy
Year.
Only available if the Policy Death
Benefit is Option "A".

Name of Benefit [Text Block]	Overloan Lapse Protection Rider
Operation of Benefit [Text Block]	OVERLOAN LAPSE PROTECTION RIDER
Unless the Policy is issued with the CVAT tax compliance test, this rider is added to the Policy at issue and can only be exercised at any time after the Policy has been in force for at least fifteen Policy Years.  Once exercised, the rider prevents the
Policy from lapsing due to insufficient Policy Value.  You must submit a request by Written Notice to Our Administrative Office in order to exercise this rider, and the following requirements must be met:
•the Policy cannot be a MEC at the time of exercise;
•the Insured must have reached Attained Age 75;
•the Policy Death Benefit Option must be Option "A";
•the Policy Value multiplied by the applicable percentage for the Insured's Attained Age, as shown in the Table of
Applicable Percentages for the Guideline Premium Test on the Policy specifications page, must exceed the Specified
Amount; and
•The Loan Amount must be greater than  93% of the Policy Value or the Policy Value after the charge for the rider has been deducted, whichever is less.
There is a separate one-time charge for this rider which is calculated and deducted at the time You exercise the rider. The rider charge is equal to the Policy Value at the time of exercise multiplied by the rider exercise charge rate for Your Attained Age.  The rider exercise charge rate can be found on the rider specification page.
Once the rider is exercised and the rider charge has been deducted, the following will occur:
•Your Variable Policy Value will be transferred to the Fixed Account and You will no longer be invested in the
Subaccounts;
•Interest credited to the Fixed Account will only be the minimum rate of 1%;
•No Monthly Deductions or additional charges will be taken from the Policy Value;
•No further loans or withdrawals will be allowed;
•No premium payments will be accepted;
•No loan repayments will be accepted;
•Loan interest and interest credited to the Loan Account will only be the minimum rate of 1%; and
•No changes to the Specified Amount or Death Benefit Option will be accepted.
The Death Benefit Proceeds will be calculated as described in DEATH BENEFIT PROCEEDS, however, the Death Benefit
Proceeds will never be less than $5,000.
You can request to terminate this rider by sending a Written Notice to Us at our Administrative Office.  The date of rider termination will be the Monthly Anniversary Day on or next following the date we received Your Written Notice.  If Your Policy becomes a MEC or the Policy terminates, the rider will terminate.  For more information, see APPENDIX C: BENEFIT
EXAMPLES.

Neither the IRS nor the courts have ruled on the tax consequences of exercising the Overloan Lapse Protection Rider. It is possible that the IRS or a court could assert that the Policy has been effectively terminated and that the outstanding loan balance should be treated as a distribution, all or a portion of which could be taxable when the Overloan Lapse
Protection Rider is exercised. In addition, this Overloan Protection Rider may not be appropriate for Your particular circumstances. Consult with a tax professional regarding the risks associated with exercising this Rider.
Supplemental Protection Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Supplemental Protection Rider
Optional Benefit Charge, When Deducted [Text Block]	On the Policy Date and on each Monthly Anniversary Day
Optional Benefit Charge, Representative [Text Block]
Charge is $0.21 per $1,000 Net Amount
of Risk
(3) The rates shown are for a 45-year-old male super preferred non-tobacco user for the first Policy Year on Face Amounts over $1 million.  The rates will change each Policy Year thereafter to reflect the Insured’s Attained Age.  For more information on the rate that would apply to You, please contact Your investment professional or Us at our Administrative Office.

Optional Benefit Expense, Maximum [Dollars]	$ 83.33
Optional Benefit Expense, Minimum [Dollars]	$ 0.1
Name of Benefit [Text Block]	Supplemental Protection Rider
Purpose of Benefit [Text Block]	This rider provides an amount of supplemental coverage on the Insured.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Only available at the time of Policy issue.
Name of Benefit [Text Block]	Supplemental Protection Rider
Operation of Benefit [Text Block]	SUPPLEMENTAL PROTECTION RIDER
This rider must be elected at issue and an additional charge will be deducted.  The rider provides an amount of supplemental coverage on the Insured as long as the Policy is in force and the rider is not terminated  Under the rider, the Specified Amount  is increased  for purposes of defining the Death Benefit. No further increases will be allowed but You can request a decrease in
Specified Amount as discussed under "Decreasing the Specified Amount" under the section DEATH BENEFIT.  The no lapse guarantee premium for the Policy will be increased by the rider as shown in the Policy.  There is a charge for this rider that is expressed as an amount per $1,000 of Net Amount at Risk and will vary by the Issue Age, Risk Class, Policy duration (i.e., how long the Policy has been in force), and if permitted by state law, sex. For more information, see APPENDIX C: BENEFIT
EXAMPLES.
Surrender Value Enhancement Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Surrender Value Enhancement Rider
Optional Benefit Charge, When Deducted [Text Block]	On the Policy Date
Optional Benefit Expense, Current [Dollars]	$ 500
Name of Benefit [Text Block]	Surrender Value Enhancement Rider
Purpose of Benefit [Text Block]	This rider waives a portion of Your Surrender Charges over the first 5 Policy Years by providing an alternate Surrender Charge schedule.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Only available at the time of Policy issue.
Name of Benefit [Text Block]	Surrender Value Enhancement Rider
Operation of Benefit [Text Block]	SURRENDER VALUE ENHANCEMENT RIDER
This rider must be elected at issue and replaces the surrender charge schedule for Your Policy with a new schedule of surrender charges.  There is a one-time charge for the rider which is deducted as part of the first Monthly Deduction taken for Your Policy.
For more information, see APPENDIX C: BENEFIT EXAMPLES.
Surrender Charge Under The Surrender Value Enhancement Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Surrender Charge under the Surrender Value Enhancement Rider
Optional Benefit Charge, When Deducted [Text Block]	At the time of any surrender during the first 9 Policy Years
Optional Benefit Charge, Representative [Text Block]
Charge is $3.73 per $1,000 of Initial
Specified Amount
(3) The rates shown are for a 45-year-old male super preferred non-tobacco user for the first Policy Year on Face Amounts over $1 million.  The rates will change each Policy Year thereafter to reflect the Insured’s Attained Age.  For more information on the rate that would apply to You, please contact Your investment professional or Us at our Administrative Office.

Optional Benefit Expense, Maximum [Dollars]	$ 39.96
Optional Benefit Expense, Minimum [Dollars]	$ 1.95
Waiver Of Monthly Deduction Rider [Member]
Item 2. Key Information [Line Items]
Optional Benefit Charge, Description [Text Block]	Waiver of Monthly Deduction Rider
Optional Benefit Charge, When Deducted [Text Block]	On the Policy Date and on each Monthly Anniversary Day
Optional Benefit Charge, Representative [Text Block]
Charge is $8.46 per $100 of benefit
amount
(3) The rates shown are for a 45-year-old male super preferred non-tobacco user for the first Policy Year on Face Amounts over $1 million.  The rates will change each Policy Year thereafter to reflect the Insured’s Attained Age.  For more information on the rate that would apply to You, please contact Your investment professional or Us at our Administrative Office.

Optional Benefit Expense, Maximum [Dollars]	$ 34.3
Optional Benefit Expense, Minimum [Dollars]	$ 0.6
Name of Benefit [Text Block]	Waiver of Monthly Deductions Rider
Purpose of Benefit [Text Block]	This rider may help prevent the Policy from lapsing during a period of total disability by waiving Monthly Deductions.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]
Only available at the time of Policy
issue.
Only available if total disability occurs
prior to Attained Age 65 and has
existed continuously for at least 6
months. Once exercised, You cannot
add other Riders to Your Policy.
Any increase in Specified Amount will
terminate the rider.
Name of Benefit [Text Block]	Waiver of Monthly Deductions Rider
Operation of Benefit [Text Block]	WAIVER OF MONTHLY DEDUCTIONS RIDER
This rider must be elected at issue and additional charges will be deducted.  The rider waives the Monthly Deductions for the
Policy that come due while the Insured is totally disabled, if such disability began prior to the Insured's Attained Age 65 and has existed continuously for six months. We must receive Written Notice of proof of Total Disability while the Insured is alive before waiving Monthly Deductions.  We may require proof of continued Total Disability while the rider is being exercised, at Our expense. There is a charge for this rider that is expressed as an amount per $100 of benefit amount equal to the total monthly deductions  and will vary by the Issue Age, Risk Class, Policy duration (i.e., how long the Policy has been in force), and if permitted by state law, sex.  For more information, see APPENDIX C: BENEFIT EXAMPLES.

Once this rider is exercised, You will no longer be able to make increases in Your Policy's Specified Amount, Accelerate the
Specified Amount for purposes of this rider, change Your Death Benefit option, or add any new Riders to Your Policy.
Total Disability.   "Total Disability" is defined under the rider as the Insured's inability, due to bodily injury or disease, to perform substantially all of the duties of the Insured's regular occupation for 24 consecutive months. After 24 consecutive  months, total disability will be defined as the Insured's inability, due to bodily injury or disease, to perform substantially all of the duties of  any occupation for which the Insured is reasonably suited by education, training or experience.
Waiver of Monthly Deductions. If Total Disability begins prior to the Insured's Attained Age 60, We will waive Monthly
Deductions as long as Total Disability continues.  If Total Disability begins after the Insured's Attained Age 60, We will waive
Monthly Deductions for either two years from the beginning of such disability, or the date the Insured reaches Attained Age 65, whichever is later.  Monthly Deductions that come due while We are determining eligibility will be deducted from Your Policy but will be credited back to Your Policy Value once We approve Your request to exercise the rider.  We will credit any Monthly
Deductions taken back to the date Total Disability began but no more than one year from receipt by Us of Written Notice of proof of Total Disability.
Waiver of Monthly Deductions Rider Charge. The charge for this rider is deducted on each Monthly Anniversary Day and is calculated by taking the sum of Your Policy's Monthly Deductions and multiplying it by a factor found on the Rider Specifications
Page.
Accelerated Death Benefit For Chronic Illness Rider Member [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Rider
Purpose of Benefit [Text Block]
You can access up to 50% of the
Death Benefit (subject to a $500,000
maximum) under the Policy if a
licensed health care practitioner
certifies during the prior 12-month
period that the Insured meets certain
criteria.

Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Not available for Policies issued with substandard ratings. You may not exercise the Accelerated Death Benefit for Terminal Illness Rider if this rider is exercised.
Name of Benefit [Text Block]	Accelerated Death Benefit for Chronic Illness Rider
Operation of Benefit [Text Block]	ACCELERATED DEATH BENEFIT FOR CHRONIC ILLNESS RIDER
Under this rider, up to 50% of the Death Benefit (subject to a $500,000 maximum) under the Policy can be accessed in advance if a licensed health care practitioner (as defined in the rider) certifies during the prior 12-month period that the Insured:
1.is unable to perform (without substantial assistance from another person) at least two activities of daily living for at least
90 days due to a loss of functional capacity; or
2.has a severe cognitive impairment that requires substantial supervision to ensure the health and safety of the Insured and others.
This rider is added to the Policy at issue, unless the Policy is issued with substandard ratings. There is no separate charge for this rider. If this rider is exercised, You may not exercise the Accelerated Death Benefit for Terminal Illness rider.  When the rider is exercised, the accelerated death benefit is a lien against the Death Benefit. After the rider is exercised, Your death benefit under the Policy will be equal to the greater of Your remaining death benefit or $5,000.  The accelerated death benefit may be taken as a single sum or in monthly installments. No surrender charge will apply to the payment of an accelerated death benefit under this rider.  There is no minimum benefit amount that must be taken.  If monthly payments will continue for more than 12 months, an annual recertification is required. For more information, see APPENDIX C: BENEFIT EXAMPLES.
Accelerated Death Benefit For Terminal Illness Rider [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Accelerated Death Benefit for Terminal Illness Rider
Purpose of Benefit [Text Block]	You can access up to 75% of the Death Benefit (subject to a $500,000 maximum) under the Policy if a licensed physician certifies that the Insured is terminally ill with less than 12 months to live.
Standard Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Not available for Policies issued with substandard ratings. Can only be exercised once. You cannot exercise any other accelerated death benefits available under the Policy.
Name of Benefit [Text Block]	Accelerated Death Benefit for Terminal Illness Rider
Operation of Benefit [Text Block]	ACCELERATED DEATH BENEFIT FOR TERMINAL ILLNESS RIDER
Unless the Policy is issued with substandard ratings, this rider is added to the Policy at issue. There is no separate charge for this rider. The benefit, which may only be taken as a single sum, allows an Owner to access up to 75% percent of the Death
Benefit (subject to a $500,000 maximum) under the Policy in advance if a licensed physician (as defined in the rider) certifies that the Insured is terminally ill with less than 12 months to live.  You may only exercise the rider once and doing so will preclude
You from exercising any other accelerated death benefits available under the Policy.
Upon exercise of the rider, the remaining Policy Value is transferred to the Fixed Account. When exercised, this rider will reduce the Death Benefit and the Surrender Value proportionally to the amount accelerated.  No surrender charge will apply to the payment of an accelerated death benefit under this rider. There is no minimum benefit amount that must be taken. For more information, see APPENDIX C: BENEFIT EXAMPLES.
Charitable Giving Benefit Rider [Member]
Item 2. Key Information [Line Items]
Name of Benefit [Text Block]	Charitable Giving Benefit Rider
Purpose of Benefit [Text Block]	Upon the Insured’s death, this rider provides an additional benefit of 1% of the Specified Amount of the Policy (up to $100,000) to the qualified charity of the Owner’s choice.
Optional Benefit [Flag]	true
Brief Restrictions / Limitations [Text Block]	Only available for Policies with a Specified Amount greater than $100,000.
Name of Benefit [Text Block]	Charitable Giving Benefit Rider
Operation of Benefit [Text Block]	CHARITABLE GIVING BENEFIT RIDER
This rider must be elected at issue and is only available for Policies with a Specified Amount greater than $100,000. There is no separate charge for this rider. Upon the Insured’s death, this rider provides an additional benefit of 1% of the Specified Amount of the Policy (up to $100,000) to the qualified charity of the Owner’s choice. The charity must be designated at the time of Policy issue and may be changed by providing Us Written Notice. For more information, see APPENDIX C: BENEFIT EXAMPLES.